UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices)(Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

31 West 52nd Street, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end:    October 31, 2011

Date of reporting period:   October 31, 2011

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT
October 31, 2011

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio
–	Investor Class
–	Class A

TDAM Municipal Portfolio
–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio
–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio
–	Investor Class
–	Class A

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk	Peter B. M. Eby
Interested Director	Corporate Director

James E. Kelly Consultant and Attorney	Donald J. Herrema Senior Advisor of Stone Point Capital, Founder of BlackSterling Partners, LLC
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.	and Former CEO of Bessemer Trust

EXECUTIVE OFFICERS
Kevin LeBlanc	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer and	Chief Compliance Officer
Anti-Money Laundering Officer
Jack Huntington
Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transfer Agent
TD Ameritrade Clearing, Inc.
1005 North Ameritrade Place
Bellevue, NE 68005

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets were volatile during the fiscal year which ended October 31, 2011, as investors grappled with mixed economic data and the health of the global economic rebound. Stock markets began the year on a solid footing, benefiting from strong leading economic data and corporate earnings that continued to exceed expectations. Share prices received a further boost from merger and acquisition activity, as well as mounting optimism that European policy makers would step up their efforts to contain the sovereign debt crisis.

As the year progressed, however, equities became increasingly volatile amid uncertainty stemming from unrest in the Middle East and North Africa, the fallout from the earthquake in Japan, and mounting sovereign debt problems in Europe. Also weighing on market sentiment was the inability of Congress to find a compromise to deal with budget deficits and long-term debt as the prospect of another U.S. recession dampened consumer confidence. Investors closely monitored economic data to determine whether signs of a soft patch would be temporary or indeed the onset of a downturn.

The economic and fiscal concerns led investors to seek the relative safety of bonds, particularly Treasuries. Government bond yields fell to near historical lows over the 12 months, pushing prices higher. However, they were volatile. Yields rose in the early part of the fiscal year as concerns about government debt came back into focus and the outlook for the global economy improved. Yields then fell sharply in a flight to quality amid heightened concern over the European debt crisis and global economic growth. Despite rising in October, yields remain well below where they started the period. Higher yields and strong company balance sheets helped fuel gains on corporate bonds.

An indication that U.S. policy makers were prepared to provide additional economic stimulus to help keep the U.S. economy from slipping back into recession was a key support for equities markets. The U.S. Federal Reserve Open Market Committee (Federal Reserve) increased its quantitative easing program, purchasing a further $600 billion of Treasuries during the eight months to June of this year.

In August, the Federal Reserve said it would keep the federal funds rate at the zero to 0.25% range, where it has been since December 2008, until at least mid-2013. At its September policy meeting, the Federal Reserve announced that it would extend the average maturity of its Treasury holdings to lower long-term interest rates. The Federal Reserve noted that it sees significant downside risks to the economic outlook.

The U.S. economy grew at an annualized rate of 2.0% in the third calendar quarter of 2011, after expanding 1.3% and 0.4% in the two preceding quarters. The U.S. added 80,000 new jobs in October, fewer than expectations for 95,000. However, gains initially reported for the two previous months were revised higher. While jobs are being created, the rate of growth is still not strong enough to significantly reduce the unemployment rate, which is hovering around 9.0%.

Meanwhile, manufacturing continued to expand in October, though the pace has slowed, as the Institute of Supply Management Manufacturing Index registered a reading of 50.8 – 50 marks the mid-point between contraction and expansion. The annual rate of inflation edged down to 3.5% in October from 3.9% in September, while the annual core rate of inflation inched up to 2.1% from 2.0%. Core inflation currently seems to be contained.

The performance of bonds was solid for the 12 months. Both Treasuries and corporate bonds rose in value. Government bonds benefited from a flight to quality amid heightened concern about the global economic recovery and European sovereign debt. Higher yields and strong company balance sheets provided support to corporate bonds. As a result, the Barclays Capital US Aggregate Bond Index was up 5.0% over the period.

3

As for equities, a strong rebound in October helped the S&P 500 Index advance 8.1% over the 12 months, with nine of 10 sectors gaining, led by energy, utilities and consumer discretionary. U.S. stocks rallied in October on better-than-expected economic data and signs policy makers made some progress in containing the European debt crisis.

The U.S. dollar weakened against a basket of currencies in the first half of the fiscal year, as investors wrestled with the durability of the economic rebound and the prospect the Federal Reserve may lag behind other central banks in raising interest rates. The dollar strengthened in the second half, however, on its appeal as a safe haven amid concern the European debt crisis might worsen.

Looking Ahead

As the new fiscal year gets underway, we believe that we are in a period of persistently slow economic growth and low investment returns. We are seeing mounting evidence that economies around the world are slowing. We continue to evaluate key risks that could hinder the economic recovery and fuel volatility in financial markets in the months ahead.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 9, 2011

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

4

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2011 through October 31, 2011.)

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Portfolio Expenses (Unaudited) (Continued)

			Annualized	Expenses
	Beginning	Ending	Expense	Paid During
	Account	Account	Ratios	Period*
	Value	Value	5/01/11 to	5/01/11 to
	5/1/11	10/31/11	10/31/11	10/31/11
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.17%	$0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.11	0.56
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.11	0.56
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.18	0.91
Hypothetical (5% Return before expenses)	1,000.00	1,024.30	0.18	0.92
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.14	0.71
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.14	0.71
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.13	0.66
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.13	0.66
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.13	0.66
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.13	0.66
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.13	0.66
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.13	0.66

*	Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value for the period, multiplied by 184/365 (to reflect one-half year period)

6

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited) – October 31, 2011

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with a October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Company is designating the following items with regard to distributions paid during the year:

		Ordinary	Tax-Exempt		U.S.	Interest	Short-Term
	Capital Gain	Income	Income		Government	Related	Capital Gain
	Distribution	Distribution	Distribution	Total	Interest(1)	Dividends(2)	Dividends(3)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	4.02%	98.40%	0.00%

TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	7.03%	99.91%	0.00%

TDAM Municipal Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%

TDAM California Municipal
Money Market Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%

TDAM New York Municipal
Money Market Portfolio	0.00%	9.23%	90.77%	100.00%	0.00%	100.00%	0.00%

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2011. This amount is reflected as a percentage of net investment income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements

(2)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors

(3)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV and/or Form 1099-INT.

7

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/11 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

8

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/11 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.

†

Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2011 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.1% federal and state for the New York Municipal Money Market Portfolio.

9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

Statements of Assets and Liabilities
October 31, 2011

				TDAM	TDAM
				California	New York
	TDAM	TDAM		Municipal	Municipal
	Money	U.S.	TDAM	Money	Money
	Market	Government	Municipal	Market	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Cost of investments and repurchase
agreements (Note 2)	$2,800,958,059	$933,609,967	$818,361,590	$312,787,728	$146,693,360
Investments in securities, at value
(including repurchase agreements
of $129,552,000, $118,277,000, $0,
$0, and $0, respectively) (Note 2)	$2,800,958,059	$933,609,967	$818,361,590	$312,787,728	$146,693,360
Cash	960	123	37,225	—	—
Receivable for capital shares sold	90,999,709	29,871,000	15,563,218	6,950,720	4,443,652
Interest and dividends receivable	2,278,314	458,335	681,903	39,153	43,485
Prepaid expenses	346,020	58,591	53,986	30,766	25,523
TOTAL ASSETS	2,894,583,062	963,998,016	834,697,922	319,808,367	151,206,020
LIABILITIES
Payable for capital shares redeemed	46,516,375	20,795,919	13,793,892	7,415,913	3,068,373
Payable to Investment Manager and its
affiliates (Note 3)	1,337,058	288,027	160,069	48,084	28,601
Dividends payable to shareholders	15,057	2,643	371	76	54
Payable to custodian	—	—	—	25,040	14,345
Other accrued expenses	439,514	129,215	95,617	51,927	42,345
TOTAL LIABILITIES	48,308,004	21,215,804	14,049,949	7,541,040	3,153,718
NET ASSETS	$2,846,275,058	$942,782,212	$820,647,973	$312,267,327	$148,052,302
Net assets consist of:
Paid-in-capital ($0.0001 par value
common stock, 26 billion, 14 billion,
10 billion, 8 billion and 4 billion
shares authorized, respectively)	$2,846,169,738	$942,749,212	$820,647,367	$312,275,043	$148,056,716
Distributions in excess of net
investment income	(432)	(2)	—	—	(3,718)
Accumulated net realized gains (losses)
from security and foreign currency
transactions	105,752	33,002	606	(7,716)	(696)
Net assets, at value	$2,846,275,058	$942,782,212	$820,647,973	$312,267,327	$148,052,302
Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($865,149,020 ÷	($563,640,524 ÷	($407,688,178 ÷	($154,949,729 ÷	($92,206,354 ÷
	865,140,476 shares)	563,622,769 shares)	407,709,724 shares)	154,947,254 shares)	92,216,511 shares)
Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($183,633,707 ÷
	183,636,297 shares)
Class A net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,158,756,458 ÷	($379,141,688 ÷	($412,959,795 ÷	($157,317,598 ÷	($55,845,948 ÷
	1,158,673,062 shares)	379,126,443 shares)	412,937,644 shares)	157,327,789 shares)	55,857,203 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($638,735,873 ÷
	638,719,902 shares)

Please see accompanying notes to financial statements.

11

Statements of Operations
 For the Year Ended October 31, 2011

				TDAM	TDAM
				California	New York
	TDAM	TDAM		Municipal	Municipal
	Money	U.S.	TDAM	Money	Money
	Market	Government	Municipal	Market	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Interest income	$13,607,815	$2,358,338	$1,881,980	$568,607	$298,525
EXPENSES
Distribution fees (Note 3)	25,841,761	7,141,526	3,808,845	1,357,628	733,141
Shareholder servicing fees (Note 3)	11,433,254	3,687,386	1,962,419	702,179	381,277
Transfer agent fees (Note 3)	5,639,916	1,474,955	784,962	280,869	152,510
Investment Management fees (Note 3)	4,901,262	1,427,376	784,962	280,869	152,510
Directors’ fees (Note 4)	22,572	22,572	22,572	22,572	22,572
Registration fees	1,414,962	114,015	92,356	53,069	56,667
Professional fees	207,247	83,668	63,737	60,022	54,997
Custody fees	189,498	55,549	71,869	34,664	24,418
Shareholder reports and mailing	—	5,612	10,840	16,060	15,632
Other expenses	134,992	59,325	64,046	27,823	19,863
TOTAL EXPENSES	49,785,464	14,071,984	7,666,608	2,835,755	1,613,587
Fees waived/expenses reimbursed
by the Investment Manager and its affiliates (Note 3)	(38,139,424)	(12,036,498)	(5,952,284)	(2,327,341)	(1,348,169)
NET EXPENSES	11,646,040	2,035,486	1,714,324	508,414	265,418
NET INVESTMENT INCOME	1,961,775	322,852	167,656	60,193	33,107
NET REALIZED GAINS/(LOSSES) FROM
SECURITY TRANSACTIONS	141,447	2,690	348	—	(439)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,103,222	$325,542	$168,004	$60,193	$32,668

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM		TDAM		TDAM
	MONEY MARKET PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		MUNICIPAL PORTFOLIO
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010	2011	2010
OPERATIONS:
Net investment income	$1,961,775	$3,197,097	$322,852	$505,909	$167,656	$229,225
Net realized gains (losses)
from security transactions	141,447	(63,730)	2,690	—	348	831
Net increase in net assets
from operations	2,103,222	3,133,367	325,542	505,909	168,004	230,056
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(763,196)	(1,269,072)	(183,327)	(261,930)	(96,186)	(140,543)
Premium Class	(77,292)	(167,936)	—	—	—	—
Class A	(690,945)	(1,036,123)	(139,546)	(243,958)	(71,470)	(88,682)
Select Class	(430,384)	(723,925)	—	—	—	—
From net realized gains on
security transactions
Investor Class	—	(122,387)	—	(16,586)	—	(56,137)
Premium Class	—	(18,039)	—	—	—	—
Class A	—	(94,621)	—	(16,969)	—	(36,117)
Select Class	—	(71,275)	—	—	—	—
Total dividends to
shareholders	(1,961,817)	(3,503,378)	(322,873)	(539,443)	(167,656)	(321,479)
CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	6,739,760,716	6,733,390,780	4,093,722,212	3,081,664,981	1,064,968,421	1,178,215,766
Shares issued in reinvestment
of dividends	724,639	1,226,240	178,058	252,311	92,909	135,573
Payments for shares
redeemed	(8,256,137,866)	(7,759,887,268)	(4,342,322,550)	(3,571,422,125)	(1,118,549,356)	(1,231,039,868)
Net decrease in net assets
from Investor Class shares	(1,515,652,511)	(1,025,270,248)	(248,422,280)	(489,504,833)	(53,488,026)	(52,688,529)
Premium Class:
Proceeds from shares sold	99,097,935	150,993,418	—	—	—	—
Shares issued in reinvestment
of dividends	65,199	155,010	—	—	—	—
Payments for shares
redeemed	(188,354,606)	(310,702,787)	—	—	—	—
Net decrease in net assets
from Premium Class shares	(89,191,472)	(159,554,359)	—	—	—	—
Class A:
Proceeds from shares sold	11,176,333,961	10,353,874,202	3,371,067,665	3,559,423,971	1,726,447,356	1,355,790,069
Shares issued in reinvestment
of dividends	667,643	1,001,325	133,425	234,197	67,845	84,837
Payments for shares
redeemed	(12,056,647,305)	(11,146,266,684)	(3,663,756,273)	(4,336,785,826)	(1,632,887,999)	(1,342,335,195)
Net increase (decrease) in net
assets from Class A shares	(879,645,701)	(791,391,157)	(292,555,183)	(777,127,658)	93,627,202	13,539,711
Select Class:
Proceeds from shares sold	6,371,751,198	6,146,194,501	—	—	—	—
Shares issued in reinvestment
of dividends	410,026	695,457	—	—	—	—
Payments for shares
redeemed	(7,076,662,029)	(6,540,795,289)	—	—	—	—
Net decrease in net assets
from Select Class shares	(704,500,805)	(393,905,331)	—	—	—	—
Net increase (decrease) in net
assets from capital share
transactions	(3,188,990,489)	(2,370,121,095)	(540,977,463)	(1,266,632,491)	40,139,176	(39,148,818)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(3,188,849,084)	(2,370,491,106)	(540,974,794)	(1,266,666,025)	40,139,524	(39,240,241)
NET ASSETS:
Beginning of year	6,035,124,142	8,405,615,248	1,483,757,006	2,750,423,031	780,508,449	819,748,690
End of year	$2,846,275,058	$6,035,124,142	$942,782,212	$1,483,757,006	$820,647,973	$780,508,449
Undistributed (distributions
in excess of) net
investment income	$(432)	$(390)	$(2)	$19	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM		TDAM
	CALIFORNIA MUNICIPAL		NEW YORK MUNICIPAL
	MONEY MARKET PORTFOLIO		MONEY MARKET PORTFOLIO
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010
OPERATIONS:
Net investment income	$60,193	$84,166	$33,107	$47,827
Net realized losses from security transactions	—	(81)	(439)	(149)
Net increase in net assets from operations	60,193	84,085	32,668	47,678
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Investor Class	(35,841)	(53,702)	(20,384)	(28,629)
Class A	(24,352)	(30,464)	(12,723)	(19,198)
Total dividends to shareholders	(60,193)	(84,166)	(33,107)	(47,827)
CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	467,847,334	441,671,939	248,752,165	202,336,336
Shares issued in reinvestment of dividends	34,956	52,420	19,795	27,884
Payments for shares redeemed	(484,365,520)	(456,856,678)	(248,799,078)	(210,959,815)
Net decrease in net assets from Investor Class shares	(16,483,230)	(15,132,319)	(27,118)	(8,595,595)
Class A:
Proceeds from shares sold	731,297,671	528,257,668	421,645,328	324,058,422
Shares issued in reinvestment of dividends	23,527	29,286	11,950	17,921
Payments for shares redeemed	(676,789,250)	(530,366,151)	(422,625,382)	(337,057,177)
Net increase (decrease) in net assets from Class A shares	54,531,948	(2,079,197)	(968,104)	(12,980,834)
Net increase (decrease) in net assets from capital
share transactions	38,048,718	(17,211,516)	(995,222)	(21,576,429)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,048,718	(17,211,597)	(995,661)	(21,576,578)
NET ASSETS:
Beginning of year	274,218,609	291,430,206	149,047,963	170,624,541
End of year	$312,267,327	$274,218,609	$148,052,302	$149,047,963
Distributions in excess of net investment income	$—	$—	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

14

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Year	Net Investment Income[1]		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Year	Total Investment Return†	Net Assets End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
TDAM Money Market Portfolio
Investor Class
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$865,149	0.20%	0.92%	0.03%
2010	1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05	2,380,748	0.24	0.94	0.05
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.24	3,406,167	0.65	0.99	0.29
2008	1.00	0.024		(0.000	)*	0.024		(0.024)	—		(0.024)	1.00	2.47	8,105,457	0.93	0.93	2.47
2007	1.00	0.045		—		0.045		(0.045)	—		(0.045)	1.00	4.57	9,551,893	0.94	0.94	4.48
Premium Class
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$183,634	0.20%	0.58%	0.03%
2010	1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05	272,820	0.24	0.61	0.05
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32	432,395	0.55	0.66	0.39
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.81	923,397	0.60	0.60	2.80
2007	1.00	0.048		—		0.048		(0.048)	—		(0.048)	1.00	4.92	1,418,980	0.60	0.60	4.81
Class A2
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$1,158,756	0.20%	1.00%	0.03%
2010	1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05	2,038,349	0.24	1.02	0.05
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.22	2,829,856	0.67	1.07	0.27
2008	1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)	1.00	2.39	6,372,553	1.01	1.01	2.32
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)	1.00	1.95	1,360,332	1.04 ‡	1.04 ‡	4.45 ‡
Select Class[3]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$638,736	0.20%	0.60%	0.03%
2010	1.00	0.001		(0.000	)*	0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.05	1,343,207	0.24	0.62	0.05
2009	1.00	0.003		0.000	*	0.003		(0.003)	(0.000	)*	(0.003)	1.00	0.32	1,737,197	0.55	0.67	0.37
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)	1.00	2.80	3,326,644	0.61	0.61	2.55
2007	1.00	0.016		—		0.016		(0.016)	—		(0.016)	1.00	1.60	710,585	0.63 ‡	0.63 ‡	4.81 ‡
TDAM U.S. Government Portfolio
Investor Class
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$563,640	0.14%	0.92%	0.02%
2010	1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.03	812,061	0.18	0.95	0.03
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.18	1,301,583	0.40	0.97	0.22
2008	1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)	1.00	1.93	2,957,140	0.96	0.96	1.88
2007	1.00	0.044		—		0.044		(0.044)	—		(0.044)	1.00	4.45	1,989,556	0.94	0.94	4.35
Class A4
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$379,142	0.14%	1.00%	0.02%
2010	1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.03	671,696	0.18	1.03	0.03
2009	1.00	0.002		0.000	*	0.002		(0.002)	(0.000	)*	(0.002)	1.00	0.16	1,448,840	0.41	1.05	0.19
2008	1.00	0.017		0.001		0.018		(0.018)	—		(0.018)	1.00	1.85	2,982,096	1.04	1.04	1.67
2007	1.00	0.018		—		0.018		(0.018)	—		(0.018)	1.00	1.79	375,584	1.03 ‡	1.03 ‡	4.12 ‡

*	Amount represents less than $.001 per share.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.

‡	Annualized.

1	Based on average shares outstanding during the period.

2	Class A shares commenced operations on May 24, 2007.

3	Select Class shares commenced operations on July 3, 2007.

4	Class A shares commenced operations on May 30, 2007.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Year	Net Investment Income[1]		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Year	Total Investment Return†	Net Assets End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
TDAM Municipal Portfolio
Investor Class
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$407,688	0.22%	0.94%	0.02%
2010	1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.04	461,176	0.29	0.98	0.03
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.14	513,920	0.54	1.02	0.14
2008	1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)	1.00	1.55	623,347	1.02	1.02	1.55
2007	1.00	0.027		—		0.027		(0.027)	—		(0.027)	1.00	2.74	704,039	0.98	0.98	2.70
Class A2
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$412,960	0.22%	1.02%	0.02%
2010	1.00	0.000	*	0.000	*	0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.04	319,332	0.29	1.06	0.03
2009	1.00	0.001		0.000	*	0.001		(0.001)	—		(0.001)	1.00	0.11	305,829	0.58	1.10	0.13
2008	1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)	1.00	1.46	510,305	1.10	1.10	1.43
2007	1.00	0.011		—		0.011		(0.011)	—		(0.011)	1.00	1.15	59,564	1.10 ‡	1.10 ‡	2.58 ‡
TDAM California Municipal Money Market Portfolio
Investor Class
2011	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$154,950	0.18%	0.98%	0.02%
2010	1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03	171,433	0.22	0.99	0.03
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.08	186,565	0.43	1.03	0.08
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.42	258,561	1.00	1.00	1.42
2007	1.00	0.026		—		0.026		(0.026)	—		(0.026)	1.00	2.68	293,406	0.98	0.98	2.65
Class A3
2011	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$157,317	0.18%	1.05%	0.02%
2010	1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03	102,786	0.22	1.07	0.03
2009	1.00	0.001		—		0.001		(0.001)	—		(0.001)	1.00	0.06	104,865	0.44	1.11	0.06
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.34	152,766	1.08	1.08	1.32
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04	17,734	1.11 ‡	1.11 ‡	2.54 ‡
TDAM New York Municipal Money Market Portfolio
Investor Class
2011	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$92,206	0.17%	1.03%	0.02%
2010	1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03	92,234	0.23	1.05	0.03
2009	1.00	0.001		—		0.001		(0.001)	(0.000	)*	(0.001)	1.00	0.07	100,830	0.48	1.12	0.07
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)	1.00	1.45	129,654	1.05	1.05	1.42
2007	1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)	1.00	2.70	147,210	1.04	1.04	2.60
Class A4
2011	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$55,846	0.17%	1.11%	0.02%
2010	1.00	0.000	*	(0.000	)*	0.000	*	(0.000)*	—		(0.000)*	1.00	0.03	56,814	0.23	1.13	0.03
2009	1.00	0.000	*	—		0.000	*	(0.000)*	(0.000	)*	(0.000)*	1.00	0.05	69,795	0.51	1.19	0.04
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)	1.00	1.37	92,113	1.13	1.13	1.35
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)	1.00	1.04	9,829	1.21 ‡	1.21 ‡	2.43 ‡

*	Amount represents less than $.001 per share.

†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.

‡	Annualized.

1	Based on average shares outstanding during the period.

2	Class A shares commenced operations on May 25, 2007.

3	Class A shares commenced operations on June 5, 2007.

4	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2011, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the fiscal year ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the fiscal year ended October 31, 2011, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2011, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

TDAM USA Inc. (the “Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

For the year ended October 31, 2011, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

				Distribution		Shareholder		Transfer
	Investment	Investment		Fees		Service Fees	Transfer	Agent
	Management	Management	Distribution	Waived/	Shareholder	Waived/	Agent	Fees
	Fees	Fees Waived	Fees	Reimbursed	Service Fees	Reimbursed	Fees	Waived
Money Market Portfolio	$4,901,262	$—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$9,978,147	$9,978,122	$5,543,388	$5,429,965	$2,217,339	$500,567
Premium Class	N/A	N/A	814,464	796,541	111,574	47,442	111,574	—
Class A	N/A	N/A	10,925,303	10,925,303	5,153,450	5,026,301	2,061,365	480,364
Select Class	N/A	N/A	4,123,847	4,109,986	624,842	566,407	1,249,638	278,426
U.S. Government Portfolio	1,427,376	31,195	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	3,801,091	3,801,088	2,111,707	2,111,707	844,683	674,719
Class A	N/A	N/A	3,340,435	3,340,435	1,575,679	1,575,679	630,272	501,675
Municipal Portfolio	784,962	—	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,977,147	1,977,136	1,098,410	1,079,969	439,361	114,738
Class A	N/A	N/A	1,831,698	1,831,698	864,009	853,462	345,601	95,281
California Portfolio	280,869	44,494	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	736,844	736,840	409,356	408,954	163,741	130,008
Class A	N/A	N/A	620,784	620,784	292,823	292,433	117,128	93,828
New York Portfolio	152,510	89,301	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	422,815	422,813	234,896	234,786	93,958	89,095
Class A	N/A	N/A	310,326	310,326	146,381	146,307	58,552	55,541

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

From November 1, 2010 through December 31, 2010, each Director who is not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Effective January 1, 2011, each Director who is not an “interested person” as defined in the Act, who serves on The Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;

2.	a meeting fee of $5,000 for each regular meeting attended in person;

3.	a meeting fee of $2,500 for each regular meeting attended by telephone;

4.

for committee meetings (other than audit committee meetings), any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;

5.	a meeting fee of $5,000 for each special meeting attended in person;

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

6.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended;

7.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and

8.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2011 and 2010, were as follows:

		Tax-Exempt	Ordinary	Long-Term
		Income	Income	Capital Gain	Totals
Money Market Portfolio	2011	$—	$1,961,817	$—	$1,961,817
	2010	—	3,503,378	—	3,503,378
U.S. Government Portfolio	2011	—	322,873	—	322,873
	2010	—	539,443	—	539,443
Municipal Portfolio	2011	167,656	—	—	167,656
	2010	228,237	1,400	91,842	321,479
California Portfolio	2011	60,193	—	—	60,193
	2010	84,150	16	—	84,166
New York Portfolio	2011	30,051	3,056	—	33,107
	2010	47,340	487	—	47,827

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

							Total
							Distributable
	Undistributed	Undistributed	Undistributed	Capital	Unrealized	Other	Earnings
	Ordinary	Tax-Exempt	Long-Term	Loss Carry-	Appreciation	Temporary	(Accumulated
	Income	Income	Capital Gains	forwards	(Depreciation)	Differences	Losses)
Money Market Portfolio	$142,691	$—	$—	$—	$—	$(37,371)	$105,320
U.S. Government Portfolio	43,672	—	—	—	—	(10,672)	33,000
Municipal Portfolio	—	7,325	348	—	—	(7,067)	606
California Portfolio	—	2,097	—	(7,257)	—	(2,556)	(7,716)
New York Portfolio	—	—	—	(587)	—	(3,827)	(4,414)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2011, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
California Portfolio	$7,176	$81	$—	$7,257
New York Portfolio	—	148	439	587

During the year ended October 31, 2011, the Money Market Portfolio utilized $63,730 of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At October 31, 2011, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Note 7 — Recent Accounting Pronouncements:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CERTIFICATES OF DEPOSIT — 30.9%
Australia & New Zealand
Banking Group
0.23%, 11/12/11	$48,000,000	$48,000,000
Bank of Nova Scotia
0.22%, 11/1/11	48,000,000	48,000,000
0.70%, 12/17/11	50,000,000	50,000,000
Canadian Imperial Bank
of Commerce
0.33%, 11/1/11	50,000,000	50,000,000
0.23%, 11/1/11	49,000,000	49,000,000
0.16%, 11/1/11	48,500,000	48,500,000
0.32%, 11/28/11	35,000,000	35,000,000
National Australia Bank
0.20%, 11/1/11	25,000,000	25,000,000
0.26%, 11/22/11	25,000,000	25,000,000
0.28%, 12/5/11	25,000,000	25,000,000
0.62%, 12/30/11	15,000,000	15,006,105
0.38%, 3/5/12	25,000,000	25,000,000
National Bank of Canada, NY
0.31%, 11/1/11	50,000,000	50,000,000
0.25%, 11/1/11	34,000,000	34,000,000
0.37%, 11/3/11	49,000,000	49,000,000
0.39%, 12/24/11	49,000,000	49,000,000
Royal Bank of Canada, NY
0.32%, 11/1/11	48,000,000	48,000,000
0.26%, 11/1/11	34,000,000	34,000,000
0.30%, 11/29/11	24,000,000	24,000,000
0.40%, 1/11/12	25,000,000	25,003,188
Westpac Banking Corp., NY
0.29%, 11/1/11	49,000,000	49,000,000
0.25%, 11/1/11	25,000,000	25,000,138
0.42%, 1/13/12	49,000,000	49,000,000
TOTAL CERTIFICATES OF DEPOSIT		879,509,431

MUNICIPAL OBLIGATIONS — 25.7%
California State, Educational
Facilities Authority,
Stanford University,
Ser L, RB
0.05%, 11/2/11 (A)	2,955,000	2,955,000
California State, Educational
Facilities Authority,
Stanford University, TECP
0.12%, 12/16/11	29,400,000	29,400,000
California State, Housing
Finance Agency, Home
Mortgage Project, Ser M,
AMT, RB, (LOC: Fannie Mae)
0.13%, 11/2/11 (A)(B)	2,200,000	2,200,000
California State, Housing
Finance Agency,
Multi-Family Housing
Project, Ser F, RB,
(LOC: Fannie Mae)
0.10%, 11/2/11 (A)(B)	3,600,000	3,600,000
California State,
Infrastructure & Economic
Development Bank,
Buck Institute Age
Research Project, RB,
(LOC: U.S. Bank, N.A.)
0.10%, 11/2/11 (A)	5,000,000	5,000,000
California State,
Infrastructure & Economic
Development Bank,
J Paul Getty Project, RB
0.03%, 11/1/11 (A)	19,425,000	19,425,000
California State, Municipal
Finance Authority,
La Sierra University Project,
Ser B, RB, (LOC:
Wells Fargo Bank, N.A.)
0.08%, 11/3/11 (A)	100,000	100,000
California State, Pollution
Control Financing
Authority, Pacific Gas &
Electric Project, Ser C, RB,
(LOC: JPMorgan Chase)
0.06%, 11/1/11 (A)	56,600,000	56,600,000
California State, Pollution
Control Financing
Authority, Pacific Gas &
Electric Project, Ser E, RB,
(LOC: JPMorgan
Chase & Co.)
0.05%, 11/1/11 (A)	7,800,000	7,800,000
California State, Pollution
Control Financing
Authority, Pacific Gas &
Electric Project, Ser F, RB,
(LOC: JPMorgan
Chase & Co.)
0.05%, 11/1/11 (A)	5,600,000	5,600,000
California Statewide,
Community Development
Authority, Crossing Senior
Phase II Project, AMT, RB,
(LOC: Fannie Mae)
0.14%, 11/3/11 (A)(B)	3,030,000	3,030,000
City of Baton Rouge,
Exxon Project, AMT, RB
0.04%, 11/1/11 (A)	9,000,000	9,000,000

24

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Coconino County, Pollution
Control Finance Authority,
Arizona Public Service
Company Project, AMT, RB,
(LOC: JPMorgan
Chase Bank, N.A.)
0.11%, 11/1/11 (A)	$3,000,000	$3,000,000
Connecticut State, Health &
Educational Facility
Authority, Yale University
Project, Ser V-1, RB
0.08%, 11/1/11 (A)	36,530,000	36,530,000
Connecticut State, Health &
Educational Facility
Authority, Yale University
Project, Ser Y-3, RB
0.08%, 11/1/11 (A)	10,950,000	10,950,000
Cuyahoga County,
Metrohealth System
Project, RB,
(LOC: PNC Bank, N.A.)
0.11%, 11/3/11 (A)	57,605,000	57,605,000
Emery County, Pollution
Control Finance Authority,
Pacificorp Project, RB,
(LOC: Wells Fargo
Bank, N.A.)
0.13%, 11/2/11 (A)	3,500,000	3,500,000
Greater East Texas, Higher
Education Authority, Ser B,
AMT, RB, (LOC: State Street
Bank & Trust Co.)
0.14%, 11/3/11 (A)	3,350,000	3,350,000
Gulf Coast, Waste Disposal
Authority, Exxon Mobil
Project, Ser B, AMT, RB
0.04%, 11/1/11 (A)	16,950,000	16,950,000
Harris County, Industrial
Development Corp., Exxon
Mobil Project, AMT, RB
0.04%, 11/1/11 (A)	15,300,000	15,300,000
Idaho State, TAN
2.00%, 6/29/12	10,000,000	10,114,210
Illinois State,
Developmental Finance
Authority, American
College of Surgeons
Project, RB, (LOC: Northern
Trust Company)
0.44%, 11/4/11 (A)	8,200,000	8,200,000
Indiana State, Health System
Finance Authority, Sisters
St. Francis Project, Ser I, RB,
(LOC: Wells Fargo
Bank, N.A.)
0.09%, 11/2/11 (A)	25,000	25,000
Kern, Water Bank Authority,
Ser 2003B, RB, (LOC: Wells
Fargo Bank, N.A.)
0.22%, 11/3/11 (A)	2,178,000	2,178,000
Lincoln County, Pollution
Control Finance Authority,
Exxon Project, Ser A, AMT, RB
0.04%, 11/1/11 (A)	9,000,000	9,000,000
Lincoln County, Pollution
Control Finance Authority,
Exxon Project, Ser B, AMT, RB
0.04%, 11/1/11 (A)	8,700,000	8,700,000
Los Angeles County,
Metropolitan Transportation
Authority, Ser C4, RB,
(LOC: U.S. Bank N.A.)
0.08%, 11/3/11 (A)	3,000,000	3,000,000
Los Angeles County, TECP,
(LOC: JPMorgan Chase)
0.15%, 11/8/11	13,020,000	13,020,000
Lower Neches Valley
Authority, Exxon-Mobil
Project, RB
0.09%, 11/1/11 (A)	18,400,000	18,400,000
Lower Neches Valley
Authority, Industrial
Development Corp.,
Exxon-Mobil Project,
Ser B, AMT, RB
0.04%, 11/1/11 (A)	24,500,000	24,500,000
Lower Neches Valley
Authority, Industrial
Development Corp.,
Sub-Ser B-2, AMT, RB,
(LOC: Exxon)
0.04%, 11/1/11 (A)	15,000,000	15,000,000
Minnesota State, Office of
Higher Education,
Ser A, RB,
(LOC: U.S. Bank N.A.)
0.18%, 11/3/11 (A)	17,000,000	17,000,000
Missouri State, Health &
Educational Facilities
Authority, Health Care
Project, Ser E, RB,
(LOC: PNC Bank N.A.)
0.05%, 11/1/11 (A)	10,300,000	10,300,000

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Missouri State, Health &
Educational Facilities
Authority, Lutheran Senior
Services Project, RB,
(LOC: PNC Bank N.A.)
0.11%, 11/3/11 (A)	$3,000,000	$3,000,000
New York City, Housing
Development Corp., Lyric
Development Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.12%, 11/2/11 (A)(B)	7,300,000	7,300,000
New York City, Industrial
Development Agency,
MSMC Realty Corp.
Project, RB, (LOC:
JPMorgan Chase & Co.)
0.11%, 11/2/11 (A)	2,700,000	2,700,000
New York City, Municipal
Water Finance Authority,
2nd General Resolution
Project, Ser AA-1, RB,
(LIQ: State Street Bank &
Trust Co./Calsters)
0.07%, 11/1/11 (A)	25,005,000	25,005,000
New York City, Sub-Ser L-4,
GO, (LOC: U.S. Bank N.A.)
0.02%, 11/1/11 (A)	48,350,000	48,350,000
New York State, Housing
Finance Agency, 363
West 30th Street Project,
Ser A, AMT, RB,
(LOC: Freddie Mac)
0.12%, 11/2/11 (A)(B)	2,800,000	2,800,000
New York State, Housing
Finance Agency, Dekalb Ace
Project, Ser B, RB, (LOC:
Wells Fargo Bank, N.A.)
0.10%, 11/2/11 (A)	2,620,000	2,620,000
New York State, Power
Authority, (GTY: JPMorgan
Chase, Bank of Nova Scotia,
State Street Bank & Trust Co.,
Wells Fargo Bank N.A.,
Bank of New York
Mellon (The)), TECP
0.18%, 12/15/11	9,161,000	9,158,985
Oakland-Alameda County,
TECP, (LOC: Calsters/Bank
of New York)
0.26%, 1/4/12	23,805,000	23,805,000
Oregon State, TAN
2.00%, 6/29/12	18,000,000	18,208,919
Rhode Island, Student Loan
Authority, Ser A, RB,
(LOC: State Street Bank
& Trust Co.)
0.19%, 11/2/11 (A)	15,000,000	15,000,000
South Placer, Wastewater
Authority, Ser B, RB,
(LOC: U.S. Bank, N.A.)
0.08%, 11/3/11 (A)	6,160,000	6,160,000
St. Joseph, Industrial
Development Authority,
Heartland Regional
Medical Center Project,
Ser A, RB,
(LOC: U.S. Bank, N.A.)
0.09%, 11/2/11 (A)	3,600,000	3,600,000
Texas State, Veterans
Housing Project, GO,
(LIQ: JPMorgan Chase)
0.15%, 11/2/11 (A)	11,500,000	11,500,000
University of California,
Ser Y-1, RB
0.32%, 11/1/11 (A)	4,700,000	4,700,000
University of California,
Ser Z-1, RB
0.14%, 11/3/11 (A)	10,000,000	10,000,000
Valdez, Marine Terminal
Authority, Exxon Mobil
Pipeline Company Project,
Ser B, RB
0.03%, 11/1/11 (A)	20,965,000	20,965,000
Vermont State, Student
Assistance Authority,
Ser B-1, AMT, RB,
(LOC: Bank of New York
Mellon)
0.15%, 11/3/11 (A)	12,565,000	12,565,000
Virginia State, Small Business
Financing Authority,
Carilion Clinic Obligations
Project, Ser B, RB,
(LOC: PNC Bank N.A.)
0.13%, 11/1/11 (A)	20,000,000	20,000,000
Wayne County, Airport
Authority, Detroit
Metropolitan Wayne
Airport Project,
Ser E2, AMT, RB,
(LOC: PNC Bank N.A.)
0.12%, 11/2/11 (A)	16,000,000	16,000,000
Yale University
0.14%, 11/15/11	18,000,000	17,999,020
0.18%, 1/17/12	20,000,000	19,992,300
TOTAL MUNICIPAL OBLIGATIONS		732,761,434

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
COMMERCIAL PAPER — 14.8%
BANKS—6.4%
Australia & New Zealand
Banking Group
0.36%, 11/22/11 (C)	$50,000,000	$49,989,500
0.32%, 1/17/12 (C)	25,000,000	24,982,889
Caisse Centrale Desjardins
du Quebec
0.13%, 11/1/11 (C)	48,000,000	48,000,000
Commonwealth Bank
of Australia
0.29%, 11/6/11 (C)	25,000,000	25,000,000
0.26%, 12/6/11 (C)	35,000,000	34,991,153
		182,963,542

DOMESTIC/FOREIGN BANK SUPPORTED — 0.9%
National Australia Funding
Delaware Inc.
(GTY: National Australia Bank)
0.26%, 12/1/11 (C)	25,000,000	24,994,583

INDUSTRIAL & OTHER COMMERCIAL PAPER — 7.5%
General Electric Capital Corp.
0.16%, 11/4/11	50,000,000	49,999,333
0.16%, 11/7/11	35,000,000	34,999,067
Johnson & Johnson
0.10%, 11/10/11 (C)	9,000,000	8,999,775
Procter & Gamble Co.
0.11%, 11/14/11 (C)	48,000,000	47,998,093
Procter & Gamble International Funding
0.04%, 11/23/11 (C)	23,000,000	22,999,438
University of California
0.14%, 11/15/11	49,000,000	48,997,332
		213,993,038

TOTAL COMMERCIAL PAPER		421,951,163

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
FANNIE MAE, DISCOUNT NOTE — 2.2%
0.11%, 11/2/11 (B) (D)	30,000,000	29,999,908
0.11%, 11/9/11 (B) (D)	35,000,000	34,999,144
		64,999,052

FEDERAL FARM CREDIT BANK — 3.7%
0.12%, 11/1/11 (E)	13,700,000	13,699,205
0.39%, 12/12/11 (E)	29,000,000	29,005,726
0.25%, 4/2/12	25,000,000	24,997,373
0.27%, 4/25/12	36,350,000	36,351,017
		104,053,321
FREDDIE MAC — 3.1%
0.25%, 1/8/12 (B) (E)	87,000,000	86,990,618
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS		256,042,991

CORPORATE OBLIGATIONS — 7.7%
BANKS — 1.1%
Wachovia Corp.
0.48%, 12/1/11 (E)	18,200,000	18,210,402
0.55%, 1/23/12 (E)	13,000,000	13,008,711
		31,219,113

DOMESTIC/FOREIGN BANK SUPPORTED — 3.2%
Academy of the New
Church (LOC: Wells Fargo
Bank N.A.)
0.22%, 11/3/11 (E)	23,415,000	23,415,000
Corporate Finance
Managers Inc., Ser B
(LOC: Wells Fargo
Bank N.A.)
0.22%, 11/3/11 (E)	49,675,000	49,675,000
Lauren Co. LLC, Ser 2003
(LOC: Wells Fargo
Bank N.A.)
0.27%, 11/3/11 (E)	615,000	615,000
Net Magan Two LLC (LOC:
Wells Fargo Bank N.A.)
0.22%, 11/3/11 (E)	15,200,000	15,200,000
PCP Investors LLC, Ser 2003
(LOC: Wells Fargo
Bank N.A.)
0.22%, 11/3/11 (E)	1,300,000	1,300,000
Westgate Investment Fund,
Ser 2005 (LOC: Wells Fargo
Bank N.A.)
0.22%, 11/3/11 (E)	1,500,000	1,500,000
		91,705,000

FINANCIALS — 3.4%
Toyota Motor Credit Corp. MTN
0.28%, 11/1/11 (E)	49,000,000	49,000,000
0.30%, 11/23/11 (E)	48,000,000	48,000,000
		97,000,000

TOTAL CORPORATE OBLIGATIONS		219,924,113

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 5.1%
Export Development Canada
2.63%, 11/15/11	$60,230,000	$60,284,716
Province of Ontario Canada MTN
2.63%, 1/20/12	84,716,000	85,128,797
TOTAL REGIONAL GOVERNMENT
OBLIGATIONS		145,413,513

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Note
0.63%, 6/30/12	15,750,000	15,803,414
TOTAL U.S. TREASURY OBLIGATION		15,803,414

REPURCHASE AGREEMENTS — 4.6%
Counterparty: Barclays
Capital, Inc.
0.090% dated 10/31/11,
due 11/1/11 in the amount
of $50,000,125, fully
collateralized by a
$41,294,100 U.S. Treasury
Bond, coupon 4.50%,
maturity 5/15/38,
value $51,000,103	50,000,000	50,000,000
Counterparty: Deutsche Bank
Securities, Inc.
0.110% dated 10/31/11,
due 11/1/11 in the amount
of $29,552,090, fully
collateralized by various
U.S. government
obligations, coupon
range 0.23%-4.10%,
maturity range
8/28/12-11/4/30, value
$30,147,615	29,552,000	29,552,000
Counterparty: RBC Capital
Markets Corp.
0.050% dated 10/31/11,
due 11/1/11 in the amount
of $50,000,069, fully
collateralized by a
$48,636,800 U.S. Treasury
Note, coupon 2.75%,
maturity 10/31/13,
value $51,000,062	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		129,552,000
TOTAL INVESTMENTS
(Cost $2,800,958,059) — 98.4%		$2,800,958,059
OTHER ASSETS AND
LIABILITIES, NET — 1.6%		45,316,999
NET ASSETS — 100.0%		$2,846,275,058

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown represents the next interest reset date.

(B)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2011, these securities amounted to $287,955,431 or 10.12% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

(D)	The rate shown is the effective yield at time of purchase.

(E)	Variable rate security. The rate shown is the current rate on October 31, 2011. Date shown represents the next interest reset date.

AMT — Alternative Minimum Tax
GO — General Obligation
GTY — Guarantee
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 77.9%
FANNIE MAE, DISCOUNT NOTE — 6.4%
0.11%, 11/2/11 (A) (B)	$13,000,000	$12,999,960
0.11%, 11/9/11 (A) (B)	10,000,000	9,999,756
0.06%, 11/16/11 (A) (B)	25,000,000	24,999,427
0.10%, 1/11/12 (A) (B)	12,500,000	12,497,658
		60,496,801

FEDERAL FARM CREDIT BANK — 20.1%
0.12%, 11/1/11 (C)	95,200,000	95,197,377
0.19%, 11/22/11 (C)	5,000,000	4,999,582
0.39%, 12/12/11 (C)	50,000,000	50,009,872
0.25%, 4/2/12	24,000,000	23,997,478
0.27%, 4/25/12	15,000,000	15,000,420
		189,204,729

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 2.1%
0.13%, 11/29/11 (B)	20,000,000	19,997,978

FEDERAL HOME LOAN BANK — 22.5%
0.18%, 11/1/11 (C)	105,000,000	105,001,080
0.25%, 11/15/11 (D)	25,000,000	25,000,000
0.75%, 11/21/11	30,000,000	30,008,902
0.09%, 1/25/12 (B)	25,000,000	24,994,687
0.12%, 1/30/12	26,640,000	26,638,497
		211,643,166

FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 4.2%
0.07%, 12/16/11 (B)	40,000,000	39,996,500

FREDDIE MAC — 6.4%
0.20%, 11/14/11 (A) (C)	20,000,000	20,000,006
0.25%, 1/8/12 (A) (C)	40,000,000	39,995,686
		59,995,692

FREDDIE MAC, DISCOUNT NOTE — 16.2%
0.00%, 11/2/11 (A) (B)	70,000,000	69,999,998
0.12%, 11/28/11 (A) (B)	18,000,000	17,998,380
0.15%, 12/1/11 (A) (B)	30,000,000	29,996,250
0.15%, 3/20/12 (A) (B)	35,000,000	34,979,583
		152,974,211
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS		734,309,077

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Note
1.38%, 2/15/12	20,000,000	20,076,359
4.50%, 3/31/12	50,000,000	50,913,617
0.63%, 6/30/12	10,000,000	10,033,914
TOTAL U.S. TREASURY OBLIGATIONS		81,023,890
REPURCHASE AGREEMENTS — 12.5%
Counterparty: Barclays
Capital, Inc.
0.090% dated 10/31/11,
due 11/1/11 in the amount
of $50,000,125, fully
collateralized by a
$41,294,100 U.S. Treasury
Bond, coupon 4.50%,
maturity 5/15/38,
value $51,000,103	50,000,000	50,000,000
Counterparty: Deutsche Bank
Securities, Inc.
0.110% dated 10/31/11,
due 11/1/11 in the amount
of $18,277,056, fully
collateralized by
U.S. Treasury Note,
coupon 0.50%, maturity
4/15/15, value $18,642,650	18,277,000	18,277,000
Counterparty: RBC Capital
Markets Corp.
0.050% dated 10/31/11,
due 11/1/11 in the amount
of $50,000,069, fully
collateralized by a
$48,636,800 U.S. Treasury
Note, coupon 2.75%
maturity 10/31/13,
value $51,000,062	50,000,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		118,277,000

TOTAL INVESTMENTS
(Cost $933,609,967) — 99.0%		933,609,967

OTHER ASSETS AND LIABILITIES,
NET — 1.0%		9,172,245

NET ASSETS — 100.0%		$942,782,212

(A)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Variable rate security. The rate shown is the current rate on October 31, 2011. Date shown represents the next interest reset date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2011. The date shown is the mandatory call date.

Please see accompanying notes to financial statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.7%
ALABAMA — 0.6%
Montgomery, Industrial
Development Board,
Anderson ALACO Lawn
Project, AMT, RB, (LOC:
U.S. Bank, N.A.)
0.45%, 11/3/11 (A)	$4,650,000	$4,650,000

ALASKA — 1.3%
Anchorage, TAN
1.50%, 12/29/11	9,000,000	9,017,387
Valdez Marine Exxon,
Exxon Pipeline Project,
Ser C, RB
0.03%, 11/1/11 (A)	1,600,000	1,600,000
		10,617,387

ARIZONA — 1.6%
Coconino County, Pollution
Control Finance Authority,
Arizona Public Service
Company Project, AMT, RB,
(LOC: JPMorgan Chase
Bank, N.A.)
0.11%, 11/1/11 (A)	12,870,000	12,870,000

CALIFORNIA — 11.6%
California State, Educational
Facilities Authority, California
Institute of Technology,
Ser B, RB
0.07%, 11/3/11 (A)	4,200,000	4,200,000
California State, Housing
Finance Agency, Home
Mortgage Project, Ser M,
AMT, RB, (LOC: Fannie Mae)
0.13%, 11/2/11 (A)(B)	7,340,000	7,340,000
California State, Housing
Finance Agency, Multi-Family
Housing, Ser B, AMT, RB,
(TCLF: Fannie Mae;
Freddie Mac)
0.10%, 11/2/11 (A)	17,080,000	17,080,000
California State, Pollution
Control Financing Authority,
Pacific Gas & Electric Project,
Ser C, RB, (LOC: JPMorgan
Chase)
0.06%, 11/1/11 (A)	440,000	440,000
California Statewide,
Community Development
Authority, Rady Childrens
Hospital Project, Ser D, RB,
(LOC: Bank of Montreal)
0.04%, 11/1/11 (A)	12,000,000	12,000,000
California Statewide,
Community Development
Authority, RB, (LIQ:
Royal Bank of Canada)
0.13%, 11/3/11 (A)	13,000,000	13,000,000
Los Angeles County, TECP,
(LOC: JPMorgan Chase)
0.15%, 12/7/11	4,100,000	4,100,000
Sacramento, Municipal
Utility Authority, TECP,
(LOC: Calsters/Bank of
New York)
0.12%, 11/15/11	10,000,000	10,000,000
San Francisco City & County,
Airports Commission
Authority, Ser A-1, AMT, RB,
(LOC: JPMorgan Chase)
0.13%, 11/2/11 (A)	7,100,000	7,100,000
University of California, TECP
0.09%, 11/3/11	19,000,000	19,000,000
		94,260,000

COLORADO — 1.1%
Boulder Housing Authority,
Broadway East Apartments
Project, AMT, RB,
(LOC: U.S. Bank, N.A.)
0.24%, 11/3/11 (A)	1,025,000	1,025,000
Colorado State, Educational
& Cultural Facilities
Authority, National Jewish
Federation, Ser F-2, RB,
(LOC: Northern Trust
Company)
0.10%, 11/1/11 (A)	2,080,000	2,080,000
Colorado State, Educational
& Cultural Facilities Authority,
Ready Foods Inc. Project,
Ser A, AMT, RB,
(LOC: U.S. Bank, N.A.)
0.19%, 11/3/11 (A)	2,000,000	2,000,000
Colorado State, Educational
& Cultural Facilities Authority,
Single Family Project,
Ser C-3, AMT, RB,
(LOC: Fannie Mae)
0.11%, 11/2/11 (A)(B)	4,000,000	4,000,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
COLORADO (continued)
Colorado State, Housing &
Finance Authority, Warneke
Paper Box Co. Project,
AMT, RB, (LOC: Wells
Fargo Bank, N.A.)
0.28%, 11/3/11 (A)	$500,000	$500,000
		9,605,000
CONNECTICUT — 1.1%
Connecticut State, Health &
Educational Facility
Authority, Yale University,
0.05%, 11/3/11 (A)	8,690,000	8,690,000
FLORIDA — 1.2%
Alachua County Housing
Finance Authority,
Brookside Apartments Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.15%, 11/2/11 (A)(B)	7,025,000	7,025,000
Florida State, Housing Finance
Corp., Heritage Pointe Project,
Ser I-1, AMT, RB,
(LOC: Fannie Mae)
0.15%, 11/2/11 (A)(B)	2,500,000	2,500,000
		9,525,000
GEORGIA — 2.9%
Douglas County, Development
Authority, Ser A, AMT, RB,
(LOC: Wells Fargo Bank, N.A.)
0.18%, 11/3/11 (A)	4,350,000	4,350,000
Main Street Natural Gas Inc.,
Ser A, RB, (LIQ: Royal Bank
of Canada)
0.14%, 11/3/11 (A)	20,000,000	20,000,000
IDAHO — 1.5%		24,350,000
Idaho State, TAN
2.00%, 6/29/12	12,000,000	12,137,052
ILLINOIS — 4.5%
Illinois State, Education
Facilities Authority, Adler
Planetarium Project, RB,
(LOC: PNC Bank N.A.)
0.10%, 11/2/11 (A)	5,000,000	5,000,000
Illinois State, Education
Facilities Authority, TECP,
(LOC: JPMorgan Chase)
0.18%, 11/2/11	17,918,000	17,918,000
Illinois State, Finance
Authority, Carle Foundation
Project, Ser B, RB,
(LOC: Northern Trust
Company)
0.05%, 11/3/11 (A)	1,800,000	1,800,000
Illinois State, Finance
Authority, Carle Foundation
Project, Ser C, RB,
(LOC: Northern Trust
Company)
0.06%, 11/3/11 (A)	3,700,000	3,700,000
Illinois State, Finance
Authority, Rush University
Medical Center Project,
Ser A, RB, (LOC: Northern
Trust Company)
0.13%, 11/3/11 (A)	3,600,000	3,600,000
Lake County, Solid Waste
Disposal, Countryside
Landfill Inc., AMT, RB,
(LOC: JPMorgan Chase
Bank, N.A.)
0.19%, 11/3/11 (A)	2,100,000	2,100,000
Oswego, Industrial
Development Revenue
Bond, Griffith Laboratories
Project, AMT, RB, (LOC: Wells
Fargo Bank, N.A.)
0.28%, 11/2/11 (A)	3,630,000	3,630,000
		37,748,000
INDIANA — 1.0%
Indiana State, Development
Finance Authority, Sheet
Metal Workers Local 20, RB,
(LOC: U.S. Bank, N.A.)
0.30%, 11/3/11 (A)	575,000	575,000
Indiana State, Finance
Authority, Parkview Health
System Project, Ser C, RB,
(LOC: PNC Bank N.A.)
0.10%, 11/2/11 (A)	4,000,000	4,000,000
Indiana State, Health
System Finance Authority,
Sisters St. Francis Project,
Ser I, RB, (LOC: Wells Fargo
Bank, N.A.)
0.09%, 11/2/11 (A)	3,000,000	3,000,000
		7,575,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
IOWA — 1.5%
Iowa State, Finance Authority,
Cone Enterprise Project,
AMT, RB, (LOC: Wells Fargo
Bank N.A.)
0.18%, 11/3/11 (A)	$7,560,000	$7,560,000
Iowa State, Finance Authority,
Corporate Center
Association Project, RB,
(LOC: Wells Fargo Bank N.A.)
0.14%, 11/3/11 (A)	4,000,000	4,000,000
Iowa State, Finance Authority,
Embria Health, AMT, RB,
(LOC: Wells Fargo Bank N.A.)
0.28%, 11/3/11 (A)	1,085,000	1,085,000
		12,645,000
KENTUCKY — 0.4%
Williamstown, League of
Cities Funding Trust,
Ser B, RB, (LOC: U.S.
Bank, N.A.)
0.13%, 11/4/11 (A)	3,300,000	3,300,000
MARYLAND — 2.5%
Johns Hopkins University,
TECP
0.10%, 11/17/11	12,494,000	12,494,000
0.13%, 12/7/11	7,900,000	7,900,000
		20,394,000
MICHIGAN — 5.8%
Michigan State, Finance
Authority, Ser C-3, RB,
(LOC: Bank of Nova Scotia)
2.00%, 8/20/12	14,000,000	14,189,887
Michigan State, Housing
Development Authority,
Alderwood Project, AMT,
RB, (LOC: FHLB)
0.15%, 11/3/11 (A)	8,155,000	8,155,000
Michigan State, Housing
Development Authority,
Ser B, AMT, RB,
(LOC: Fannie Mae)
0.16%, 11/2/11 (A)(B)	17,260,000	17,260,000
University of Michigan, TECP
0.10%, 11/2/11	8,000,000	8,000,000
		47,604,887
MINNESOTA — 1.9%
Minnesota State, Office
of Higher Education,
Supplement Student Loan
Project, Ser B, AMT, RB,
(LOC: U.S. Bank, N.A.)
0.13%, 11/3/11 (A)	10,750,000	10,750,000
St. Paul, Housing &
Redevelopment Authority,
Allina Health System
Project, Ser C, RB, (LOC:
Wells Fargo Bank, N.A.)
0.06%, 11/3/11 (A)	5,000,000	5,000,000
		15,750,000
MISSOURI — 3.0%
Missouri State, Health &
Educational Facilities
Authority, Lutheran Senior
Services Project, RB,
(LOC: PNC Bank N.A.)
0.11%, 11/3/11 (A)	13,650,000	13,650,000
St. Joseph, Industrial
Development Authority,
Heartland Regional
Medical Center Project,
Ser A, RB,
(LOC: U.S. Bank, N.A.)
0.09%, 11/2/11 (A)	11,000,000	11,000,000
		24,650,000
NEW JERSEY — 0.1%
New Jersey State, Economic
Development Authority,
Accurate Box Company,
Ser A, AMT, RB,
(LOC: Wells Fargo Bank N.A.)
0.23%, 11/3/11 (A)	635,000	635,000
NEW MEXICO — 1.2%
New Mexico State, Finance
Authority, Ser A-1, RB,
(LOC: State Street Bank
& Trust Co.)
0.09%, 11/3/11 (A)	9,500,000	9,500,000
NEW YORK — 8.9%
Liberty, Development Corp.,
World Trade Center
Project, Ser A, RB
0.30%, 4/1/12 (A)	4,000,000	4,000,000

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
NEW YORK (continued)
Long Island, Power Authority,
TECP, (LOC: State Street
Bank & Trust Co.)
0.23%, 12/2/11	$20,000,000	$20,000,000
Nassau, Health Care Corp.,
RB, (LOC: JPMorgan
Chase Bank, N.A.)
0.10%, 11/4/11 (A)	5,000,000	5,000,000
New York City, Housing
Development Corp.,
Lyric Development Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.12%, 11/2/11 (A)(B)	3,000,000	3,000,000
New York City, Municipal
Water Finance Authority,
(LIQ: Calsters/State Street
Bank & Trust Co.), RB
0.09%, 11/1/11 (A)	2,700,000	2,700,000
New York City, Ser 1995,
GO, (LOC: Morgan
Guaranty Trust)
0.11%, 11/2/11 (A)	2,400,000	2,400,000
New York City, Ser A-5, GO,
(LIQ: Bank of Nova Scotia)
0.08%, 11/1/11 (A)	11,500,000	11,500,000
New York City, Transitional
Finance Authority, (LIQ:
Royal Bank of Canada),
Ser 3, RB
0.10%, 11/1/11 (A)	3,050,000	3,050,000
New York State, Dormitory
Authority, Columbia
University, TECP
0.17%, 11/7/11	4,000,000	4,000,000
New York State, Power
Authority, GO, (LIQ: JPMorgan
Chase, Bank of Nova Scotia,
Wells Fargo, State Street
Bank & Trust Co., Bank of
New York)
0.19%, 3/1/12 (A)	6,950,000	6,950,000
Thruway Authority, Personal
Transportation Project,
Ser A, RB
1.50%, 3/15/12	10,525,000	10,577,642
		73,177,642
OHIO — 2.4%
Allen County, Ohio Hospital
Facilities, Catholic
Healthcare Project,
Ser D, RB,
(LOC: JPMorgan Chase
Bank, N.A.)
0.12%, 11/2/11 (A)	6,800,000	6,800,000
Franklin County, Health Care,
Ohio Presbyterian Project,
RB, (LOC: PNC Bank, N.A.)
0.11%, 11/3/11 (A)	2,000,000	2,000,000
Parma, Hospital Improvement,
General Hospital, Ser A, RB,
(LOC: PNC Bank N.A.)
0.11%, 11/3/11 (A)	11,250,000	11,250,000
		20,050,000
OREGON — 1.5%
Oregon State, TAN
2.00%, 6/29/12	12,000,000	12,139,279
PENNSYLVANIA — 6.6%
Allegheny County, Hospital
Development Authority,
University of Pittsburgh
Medical Center Project,
Ser C, RB,
(LOC: PNC Bank, N.A.)
0.10%, 11/2/11 (A)	14,275,000	14,275,000
Berks County, Municipal
Authority, Reading Hospital
Medical Center Project,
Ser A-4, RB
0.14%, 11/3/11 (A)	6,200,000	6,200,000
Berks County, Municipal
Authority, Reading Hospital
Medical Center Project,
Ser A-5, RB
0.31%, 11/3/11 (A)	9,800,000	9,800,000
Pennsylvania State University,
Ser B, RB
0.30%, 6/1/31 (A)	15,000,000	15,000,000
Philadelphia, Authority for
Industrial Development,
Ser B-3, RB,
(LOC: PNC Bank N.A.)
0.11%, 11/3/11 (A)	5,325,000	5,325,000
Washington County, Hospital
Authority, Washington
Hospital Project, Ser A, RB,
(LOC: Wells Fargo Bank N.A.)
0.47%, 7/1/12 (A)	4,000,000	4,000,000
		54,600,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
TEXAS — 12.1%
Greater East Texas, Higher
Education Authority,
Ser B, AMT, RB, (LOC: State
Street Bank & Trust Co.)
0.14%, 11/3/11 (A)	$10,000,000	$10,000,000
Greater East Texas, Higher
Education, Ser B-TEND,
AMT, RB, (LOC: State Street
Bank & Trust Co.)
0.14%, 11/3/11 (A) (C)	10,000,000	10,000,000
Gulf Coast, Waste Disposal
Authority, Exxon Mobil
Project, Ser B, AMT, RB
0.04%, 11/1/11 (A)	2,000,000	2,000,000
Harris County, TAN
1.50%, 2/29/12	19,000,000	19,084,861
Lower Neches Valley,
Authority, Exxon Mobil
Project, Ser A-2, RB
0.03%, 11/1/11 (A)	2,250,000	2,250,000
Tarrant County, Cultural
Education Facilities Finance
Corp., Baylor Health Care
System Project, RB, (LOC:
Northern Trust Company)
0.10%, 11/2/11 (A)	3,000,000	3,000,000
Tarrant County, Cultural
Education Facilities Finance
Corp., Baylor Health Care
System Project, RB, (LOC:
Wells Fargo Bank N.A.)
0.12%, 11/2/11 (A)	4,000,000	4,000,000
Texas State, Department of
Housing & Community
Affairs, Chisholm Trails
Apartments, AMT, RB,
(LOC: Fannie Mae)
0.16%, 11/3/11 (A)(B)	6,000,000	6,000,000
Texas State, Public Finance
Authority, TECP
0.15%, 11/4/11	10,000,000	10,000,000
Texas State, Ser A, RB
2.50%, 8/30/12	28,000,000	28,515,333
University of Texas,
Permanent University
Funding System, Ser A, RB
0.04%, 11/3/11 (A)	4,900,000	4,900,000
		99,750,194
UTAH — 1.5%
Park City, Ski & Snowboard
Association, RB, (LOC:
Wells Fargo Bank, N.A.)
0.13%, 11/3/11 (A)	4,260,000	4,260,000
Utah State, Housing Corp.,
Pointe Apartments Project,
AMT, RB,
(LOC: U.S. Bank N.A.)
0.16%, 11/3/11 (A)	8,200,000	8,200,000
		12,460,000
VARIOUS STATES — 6.5%
Freddie Mac, Multi-Family
Certificates, Ser M001, Cl A
0.20%, 11/3/11 (A) (B)	23,561,677	23,561,677
Freddie Mac, Multi-Family
Certificates, Ser M002,
AMT, RB
0.20%, 11/3/11 (A) (B)	19,648,122	19,648,122
Freddie Mac, Multi-Family
Certificates, Ser M008,
AMT, RB
0.20%, 11/3/11 (A) (B) (C)	9,983,349	9,983,350
		53,193,149
VERMONT — 4.4%
Vermont State, Student
Assistance Authority, Ser B-1,
AMT, RB, (LOC: Bank of
New York/Mellon)
0.15%, 11/3/11 (A)	36,360,000	36,360,000
VIRGINIA — 5.0%
Norfolk, Economic
Development Authority,
Sentara Healthcare Project,
Ser A, RB
0.41%, 11/1/34 (A)	11,500,000	11,500,000
Norfolk, Industrial
Development Authority,
Sentara Healthcare Project,
TECP
0.16%, 1/17/12	4,820,000	4,820,000
Norfolk, Sentara Healthcare
Project, TECP
0.14%, 11/1/11	14,500,000	14,500,000
0.15%, 12/15/11	10,000,000	10,000,000
		40,820,000

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
WASHINGTON — 4.1%
Olympia, Economic
Development Corp.,
Spring Air Northwest
Project, AMT, RB,
(LOC: U.S. Bank, N.A.)
0.17%, 11/3/11 (A)	$800,000	$800,000
Washington State, Economic
Development Finance
Authority, Seadrunar Project,
Ser E, RB, (LOC: U.S. Bank, N.A.)
0.14%, 11/3/11 (A)	200,000	200,000
Washington State, Housing
Finance Commission,
Boardwalk Apartments Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.17%, 11/3/11 (A)(B)	9,320,000	9,320,000
Washington State, Housing
Finance Commission,
Eagle's Landing Apartments
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.17%, 11/3/11 (A)(B)	6,365,000	6,365,000
Washington State, Housing
Finance Commission,
Lake Wash Apartment
Project, AMT, RB,
(LOC: U.S. Bank N.A.)
0.16%, 11/2/11 (A)	1,550,000	1,550,000
Washington State, Housing
Finance Commission,
Merrill Gardens Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.19%, 11/3/11 (A)(B)	2,000,000	2,000,000
Washington State, Housing
Finance Commission,
Oxford Square Apartments
Project, Ser A, AMT, RB,
(LOC: U.S. Bank N.A.)
0.17%, 11/3/11 (A)	2,250,000	2,250,000
Washington State, Housing
Finance Commission, Ser A,
AMT, RB, (LOC: Fannie Mae)
0.17%, 11/3/11 (A)(B)	6,200,000	6,200,000
Washington State, Housing
Finance Commission,
Woodlands Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.17%, 11/3/11 (A)(B)	4,620,000	4,620,000
		33,305,000
WYOMING — 1.9%
Lincoln County, Pollution
Control Finance Authority,
Exxon Project, Ser B,
AMT, RB
0.04%, 11/1/11 (A)	1,000,000	1,000,000
Wyoming Student Loan
Corp., Ser A-2, RB, (LOC:
Royal Bank of Canada)
0.12%, 11/3/11 (A)	15,000,000	15,000,000
		16,000,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $818,361,590) — 99.7%		818,361,590
OTHER ASSETS AND LIABILITIES,
NET — 0.3%		2,286,383
NET ASSETS — 100.0%		$820,647,973

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown represents the next interest reset date.

(B)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2011, these securities amounted to $19,983,350 or 2.44% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
Cl — Class
FHLB — Federal Home Loan Bank
GO — General Obligation
LIQ — Liquidity Agreement
LOC — Letter of Credit
N.A. — National Association
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.2%
CALIFORNIA — 100.2%
ABAG for Nonprofit Corps.,
Point Loma Nazarene, RB,
(LOC: Wells Fargo Bank, N.A.)
0.08%, 11/3/11 (A)	$6,160,000	$6,160,000
California State, Educational
Facilities Authority, California
Institute of Technology,
Ser B, RB
0.07%, 11/3/11 (A)	14,150,000	14,150,000
California State, Educational
Facilities Authority, Stanford
University, TECP
0.12%, 12/16/11	13,500,000	13,500,000
California State, Housing
Finance Agency, Multi-Family
Housing, Ser B, AMT, RB,
(LOC: Fannie Mae)
0.10%, 11/2/11 (A)(B)	6,100,000	6,100,000
California State, Kindergarten
Project, GO, (LOC: State Street
Bank & Trust Co.)
0.05%, 11/1/11 (A)	4,250,000	4,250,000
California State, Kindergarten
Project, Ser A-3, GO,
(LOC: State Street Bank
& Trust Co.)
0.10%, 11/1/11 (A)	6,900,000	6,900,000
California State, Municipal
Finance Authority, La Sierra
University Project, Ser B, RB,
(LOC: Wells Fargo Bank, N.A.)
0.08%, 11/3/11 (A)	3,200,000	3,200,000
California State, Pollution
Control Financing Authority,
Pacific Gas & Electric Project,
Ser C, RB, (LOC:
JPMorgan Chase)
0.11%, 11/1/11 (A)	100,000	100,000
California State, Ser A-3, GO,
(LOC: Bank of Montreal)
0.05%, 11/1/11 (A)	10,000,000	10,000,000
California Statewide,
Community Development
Authority, Rady Childrens
Hospital Project, Ser D, RB,
(LOC: Bank of Montreal)
0.04%, 11/1/11 (A)	10,000,000	10,000,000
California Statewide,
Community Development
Authority, RB, (LIQ:
Royal Bank of Canada)
0.13%, 11/3/11 (A)	12,000,000	12,000,000
Freddie Mac, Multi-Family
Certificates, Ser M001, Cl A
0.20%, 11/3/11 (A)	22,071,401	22,071,401
Freddie Mac, Multi-Family
Certificates, Ser M007, Cl A
0.20%, 11/3/11 (A)	10,012,327	10,012,327
Health Facilities Authority,
Children's Hospital Project,
Ser C, RB,
(LOC: U.S. Bank, N.A.)
0.10%, 11/2/11 (A)	8,100,000	8,100,000
Housing Finance Agency,
Multi-Family Housing,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.12%, 11/2/11 (A)(B)	3,600,000	3,600,000
Housing Finance Agency,
Multi-Family Housing, Ser E,
AMT, RB, (LOC: Fannie Mae)
0.10%, 11/2/11 (A)(B)	3,000,000	3,000,000
Infrastructure & Economic
Development Bank,
J Paul Getty Project,
Ser A, AMT, RB
0.35%, 11/3/11 (A)	880,000	880,000
Infrastructure & Economic
Development Bank,
J Paul Getty Project,
Ser A2, RB
0.03%, 11/1/11 (A)	3,575,000	3,575,000
Infrastructure & Economic
Development Bank,
J Paul Getty Project,
Ser A-4, RB
0.03%, 11/1/11 (A)	4,150,000	4,150,000
Infrastructure & Economic
Development Bank,
J Paul Getty Project,
Ser B, RB
0.04%, 11/1/11 (A)	1,130,000	1,130,000
Infrastructure & Economic
Development Bank,
Nature Kist Snacks Project,
Ser A, AMT, RB, (LOC:
Wells Fargo Bank, N.A.)
0.20%, 11/3/11 (A)	2,800,000	2,800,000
Infrastructure & Economic
Development Bank, Ser D, RB,
(LOC: Wells Fargo Bank, N.A.)
0.04%, 11/1/11 (A)	1,275,000	1,275,000
Irvine, Assessment District
No. 94-13, Oak Creek Special
Assessment Bonds,
Ser 1997, SAB, (LOC: State
Street Bank & Trust Co.)
0.14%, 11/1/11 (A)	612,000	612,000

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CALIFORNIA (continued)
Lancaster, Redevelopment
Agency, Cedar Creek
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.15%, 11/3/11 (A)(B)	$7,400,000	$7,400,000
Los Angeles County,
Metropolitan Transportation
Authority, Ser C2, RB,
(LOC: U.S. Bank N.A.)
0.09%, 11/3/11 (A)	4,800,000	4,800,000
Los Angeles County,
Metropolitan Transportation
Authority, Ser C4, RB,
(LOC: U.S. Bank N.A.)
0.08%, 11/3/11 (A)	2,050,000	2,050,000
Los Angeles County, TECP,
(LOC: JPMorgan Chase)
0.15%, 11/8/11	4,000,000	4,000,000
0.15%, 12/7/11	3,900,000	3,900,000
Los Angeles, Wastewater
System, Ser B, RB, (LOC:
JPMorgan Chase & Co.)
0.09%, 11/3/11 (A)	2,000,000	2,000,000
Municipal Finance Authority,
Goodwill Industries-
Orange County, RB, (LOC:
Wells Fargo Bank, N.A.)
0.23%, 11/3/11 (A)	1,135,000	1,135,000
Municipal Finance Authority,
La Sierra University Project,
Ser A, RB, (LOC: Wells Fargo
Bank, N.A.)
0.08%, 11/3/11 (A)	2,400,000	2,400,000
Pollution Control Financing
Authority, Pacific Gas &
Electric, Ser B, AMT, RB,
(LOC: JPMorgan Chase & Co.)
0.16%, 11/1/11 (A)	4,300,000	4,300,000
Riverside County, Teeter
Finance Authority, TECP,
(LOC: Bank of Nova Scotia)
0.16%, 2/16/12	11,200,000	11,200,000
Sacramento County, Sanitation
District Financing Authority,
Ser A, RB, (LOC:
JPMorgan Chase & Co.)
0.05%, 11/1/11 (A)	4,700,000	4,700,000
Sacramento, Municipal Utility
Authority, TECP, (LOC:
Calsters/Bank of New York)
0.12%, 11/15/11	12,500,000	12,500,000
San Diego County, COP, (LOC:
Northern Trust Company)
0.14%, 11/3/11 (A)	3,250,000	3,250,000
San Francisco City & County,
Airports Commission
Authority, Ser A-1, AMT, RB,
(LOC: JPMorgan Chase)
0.13%, 11/2/11 (A)	6,900,000	6,900,000
Santa Clara County, Finance
Authority, El Camino
Hospital Project, Ser A, RB,
(LOC: Wells Fargo Bank, N.A.)
0.10%, 11/2/11 (A)	1,000,000	1,000,000
Santa Clara County, Finance
Authority, Housing Authority
Office Project, Ser A, RB,
(LOC: U.S. Bank N.A.)
0.13%, 11/3/11 (A)	1,420,000	1,420,000
Santa Cruz County, Housing
Authority, Paloma Del Mar
Apartments Project,
Ser A, AMT, RB, (LOC:
Wells Fargo Bank, N.A.)
0.22%, 11/2/11 (A)	7,700,000	7,700,000
South Placer, Wastewater
Authority, Ser A, RB, (LOC:
State Street Bank & Trust Co.)
0.08%, 11/3/11 (A)	10,800,000	10,800,000
South Placer, Wastewater
Authority, Ser B, RB,
(LOC: U.S. Bank, N.A.)
0.08%, 11/3/11 (A)	2,000,000	2,000,000
Statewide, Community
Development Authority,
Coventry Place Apartments
Project, AMT, RB,
(LOC: Fannie Mae)
0.18%, 11/3/11 (A)(B)	9,600,000	9,600,000
Statewide, Community
Development Authority,
John Muir Health Project,
Ser A, RB, (LOC:
Wells Fargo Bank, N.A.)
0.02%, 11/1/11 (A)	2,900,000	2,900,000
Statewide, Community
Development Authority,
Masters College Project, RB,
(LOC: U.S. Bank N.A.)
0.11%, 11/3/11 (A)	2,605,000	2,605,000
Statewide, Community
Development Authority,
Oakmont Chino Hills, Ser P,
AMT, RB, (LOC: Fannie Mae)
0.14%, 11/3/11 (A)(B)	5,000,000	5,000,000

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CALIFORNIA (continued)
Statewide, Community
Development Authority,
Pavillion Apartments Project,
Ser M, AMT, RB,
(LOC: Fannie Mae)
0.14%, 11/3/11 (A)(B)	$3,600,000	$3,600,000
University of California, TECP
0.09%, 11/3/11	3,000,000	3,000,000
0.19%, 12/1/11	6,112,000	6,112,000
0.13%, 12/15/11	4,300,000	4,300,000
0.12%, 2/15/12	10,000,000	10,000,000
Ventura County, TECP,
(LOC: Bank of Nova Scotia)
0.13%, 11/4/11	10,650,000	10,650,000
0.12%, 11/4/11	3,200,000	3,200,000
0.16%, 2/14/12	2,000,000	2,000,000
Whittier, Health Facilities
Authority, Presbyterian
Intercommunity Project,
Ser A, RB,
(LOC: U.S. Bank, N.A.)
0.07%, 11/2/11 (A)	1,300,000	1,300,000
Whittier, Health Facilities
Authority, Presbyterian
Intercommunity Project,
Ser B, RB,
(LOC: U.S. Bank, N.A.)
0.07%, 11/2/11 (A)	7,500,000	7,500,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $312,787,728) — 100.2%		312,787,728
OTHER ASSETS AND LIABILITIES,
NET — (0.2)%		(520,401)
NET ASSETS — 100.0%		$312,267,327

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown represents the next interest reset date.

(B)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

ABAG — Association of Bay Area Government
AMT — Alternative Minimum Tax
Cl — Class
COP — Certificate of Participation
GO — General Obligation
LIQ — Liquidity Agreement
LOC — Letter of Credit
N.A. — National Association
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.1%
NEW YORK — 99.1%
Albany, Industrial Development
Agency, South Mall Towers
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.15%, 11/3/11 (A) (B)	$3,520,000	$3,520,000
Connetquot, Central School
District of Islip, TAN
1.25%, 6/28/12	6,000,000	6,037,328
Dormitory Authority, Columbia
University, Ser A, RB
0.04%, 11/2/11 (B)	6,000,000	6,000,000
Dormitory Authority,
Rockefeller University,
Ser B, RB
0.09%, 11/3/11 (B)	7,300,000	7,300,000
Dutchess County, Industrial
Development Agency,
Marist College, Ser A, RB,
(LOC: JPMorgan Chase & Co.)
0.14%, 11/3/11 (B)	1,600,000	1,600,000
Geneva, Housing Finance
Authority, Depaul
Community Facs., Ser A,
AMT, RB, (LOC: Canandaigua
National Bank & Trust Co.)
0.16%, 11/3/11 (B)	2,130,000	2,130,000
Housing Finance Agency,
150 East 44th Street
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.11%, 11/2/11 (A) (B)	2,000,000	2,000,000
Housing Finance Agency,
1500 Lexington Avenue
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.09%, 11/2/11 (A) (B)	3,000,000	3,000,000
Housing Finance Agency,
240 East 39th Street Project,
AMT, RB, (LOC: Freddie Mac)
0.12%, 11/2/11 (A) (B)	1,000,000	1,000,000
Housing Finance Agency,
345 East 94th Street Project,
Ser A, AMT, RB, (LOC:
Freddie Mac)
0.11%, 11/2/11 (A) (B)	11,700,000	11,700,000
Housing Finance Agency,
80 Dekalb Avenue Project,
Ser A, RB, (LOC:
Wachovia Bank, N.A.)
0.10%, 11/2/11 (B)	6,240,000	6,240,000
Housing Finance Agency,
Bowery Place I Project, Ser A,
RB, (LOC: Freddie Mac)
0.08%, 11/2/11 (A) (B)	5,000,000	5,000,000
Housing Finance Agency,
Gethsemane Apartments
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.14%, 11/2/11 (A) (B)	1,400,000	1,400,000
Housing Finance Agency,
Gotham West Project,
Ser A-2, RB, (LOC: Wells
Fargo Bank, N.A.)
0.06%, 11/2/11 (B)	1,200,000	1,200,000
Housing Finance Agency,
West 38th Street Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.11%, 11/2/11 (A) (B)	2,250,000	2,250,000
Liberty, Development Corp.,
World Trade Center
Project, Ser A, RB
0.30%, 4/1/12 (B)	5,000,000	5,000,000
Long Island Power Authority,
Ser 1B, RB, (LOC: State
Street Bank & Trust Co.)
0.06%, 11/1/11 (B)	450,000	450,000
Long Island Power Authority,
TECP, (LOC: State Street
Bank & Trust Co.)
0.13%, 11/15/11	2,831,000	2,831,000
Nassau County, Interim
Finance Authority, Ser C, RB,
(LOC: JPMorgan Chase)
0.10%, 11/2/11 (B)	400,000	400,000
Nassau, Health Care Corp.,
RB, (LOC: JPMorgan Chase
Bank, N.A.)
0.10%, 11/4/11 (B)	5,000,000	5,000,000
New York City, Housing
Development Corp.,
Atlantic Court Apartments
Project, Ser A, AMT, RB,
(LOC: Freddie Mac)
0.12%, 11/2/11 (A) (B)	7,400,000	7,400,000
New York City, Housing
Development Corp.,
Nicole Project, Ser A, AMT,
RB, (LOC: Fannie Mae)
0.12%, 11/2/11 (A) (B)	5,000,000	5,000,000
New York City, Industrial
Development Agency,
MSMC Realty Corp. Project, RB,
(LOC: JPMorgan Chase & Co.)
0.11%, 11/2/11 (B)	2,520,000	2,520,000

39

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
NEW YORK (continued)
New York City, Industrial
Development Agency, USA
Waste Services, AMT, RB,
(LOC: JPMorgan Chase & Co.)
0.15%, 11/3/11 (B)	$1,400,000	$1,400,000
New York City, Municipal
Water Finance Authority,
2nd General, Ser DD-2, RB,
(LIQ: Calsters/ State Street
Bank & Trust Co.)
0.03%, 11/1/11 (B)	3,300,000	3,300,000
New York City, Municipal Water
Finance Authority, Ser B-2, RB,
(LIQ: Royal Bank of Canada)
0.08%, 11/3/11 (B)	1,760,000	1,760,000
New York City, Ser A-5, GO,
(LIQ: Bank of Nova Scotia)
0.08%, 11/1/11 (B)	4,500,000	4,500,000
New York City, Ser F-6, GO,
(LOC: Morgan Guaranty
Trust)
0.11%, 11/2/11 (B)	800,000	800,000
New York City, Sub-Ser D-3,
GO, (LOC: Bank of
New York, N.A.)
0.04%, 11/1/11 (B)	5,000,000	5,000,000
New York City, Sub-Ser L-4,
GO, (LOC: U.S. Bank N.A.)
0.02%, 11/1/11 (B)	1,200,000	1,200,000
New York City, Transitional
Future Tax Secured,
Ser A, RB, (LOC:
JPMorgan Chase)
0.08%, 11/2/11 (B)	2,800,000	2,800,000
New York State, Dormitory
Authority, Columbia
University, TECP
0.17%, 11/7/11	3,000,000	3,000,000
New York State, Housing
Finance Agency, Dekalb Ace
Project, Ser B, RB, (LOC:
Wells Fargo Bank, N.A.)
0.10%, 11/2/11 (B)	7,900,000	7,900,000
New York State, Power
Authority, GO, (LIQ:
JPMorgan Chase, Bank of
Nova Scotia, Wells Fargo,
State Street Bank & Trust Co.,
Bank of New York)
0.19%, 3/1/12 (B)	1,685,000	1,685,000
Power Authority, Ser A, TECP,
(LIQ: JPMorgan Chase,
Bank of Nova Scotia,
Wells Fargo, State Street
Bank & Trust Co.,
Bank of New York)
0.18%, 12/8/11	6,850,000	6,850,000
Suffolk County, Ser I, TAN
1.50%, 9/13/12	5,000,000	5,050,022
Thruway Authority, Personal
Transportation Project,
Ser A, RB
1.50%, 3/15/12	6,000,000	6,030,010
Triborough Bridge & Tunnel
Authority, Ser B, RB, (LOC:
State Street Bank & Trust Co.)
0.10%, 11/2/11 (B)	6,440,000	6,440,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $146,693,360) — 99.1%		146,693,360
OTHER ASSETS AND LIABILITIES,
NET — 0.9%		1,358,942
NET ASSETS — 100.0%		$148,052,302

(A)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown represents the next interest reset date.

AMT — Alternative Minimum Tax
GO — General Obligation
LIQ — Liquidity Agreement
LOC — Letter of Credit
N.A. — National Association
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

40

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio of TD Asset Management USA Funds Inc. at October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2011

41

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 6, 2011.

		Term of		Number of
		Office with		Portfolios	Other
	Position(s)	Company		in Fund	Directorships
	Held with	and Length		Complex	Held by Director
	the	of Time	Principal Occupation(s)	Overseen by	During the Past
Name, Address and Age	Company	Served†	During Past Five Years	Director	Five Years††

Independent Directors
PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of George
New York, NY 10019					Weston Limited
Age: 73					since May 2000.
LAWRENCE J. TOAL	Chairman	Since	Retired.	12	None.
	and Director	12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 74
JAMES E. KELLY	Director	Since:	Consultant and financial services attorney since June	12	None.
		12/18/08	2002; teacher at Empire State College from March
c/o TDAM USA Inc.			2008 through September 2010; senior advisor to
31 West 52nd Street			New York State Banking Department during 2009;
New York, NY 10019			Consultant and Health Care Chaplaincy from
September 2005 through June 2006; Trustee of
Age: 60			Albany Law School since 1998, Member of the
Nominating Committee 2004 to 2011, Member of
the Finance Committee and Chair of Long Range
Planning Committee since 2010, and Member of the
Dean Research Committee since 2011; Director from
2002 to 2009 and President from 2004 to 2008 of
the Allen Bass Fund, Inc.
DONALD J. HERREMA	Director	Since:	Executive Vice Chairman of Kennedy Wilson,	12	Director of Lepercq,
		3/30/09	International (real estate), since 2009; Financial		de Neuflize and
c/o TDAM USA Inc.			services executive and advisor; Founder of		Co. since 2009.
31 West 52nd Street			BlackSterling Partners, LLC (private equity
New York, NY 10019			investment firm), 2004; Senior Advisor of Stone
Point Capital (private equity investment firm) since
Age: 59			2008; Managing Director, Head of Private Wealth
Management for Morgan Stanley, 2006 through
2008; Chairman and CEO of Loring Ward
International, LTD (investment and business
management) from 2005 through 2006; Chairman
of Whittier College & Trustees since 1995; Member
of the USC Marshall School of Business Board
since 2010.

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2011.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.
42

Directors and Officers Information
(Unaudited) (continued)

		Term of		Number of
		Office with		Portfolios	Other
	Position(s)	Company		in Fund	Directorships
	Held with	and Length		Complex	Held by Director
	the	of Time	Principal Occupation(s)	Overseen by	During the Past
Name, Address and Age	Company	Served†	During Past Five Years	Director	Five Years††
Interested Director
BARBARA F. PALK†††	Director	Since:	Senior Vice President — Wholesale Banking TD	12	None
c/o TDAM USA Inc.		12/17/10	Bank Group and President of TD Asset Management
31 West 52nd Street			Inc., TDAM USA Inc. and TD Investments from June
New York, NY 10019			2003 through December 2010.

Age: 60

Term of Office
with Company
	Position(s) Held	and Length of	Principal Occupation(s)
Name, Address and Age	with the Company	Time Served††††	During Past 5 Years
Officers Who Are Not Directors
KEVIN LE BLANC*	President and Chief	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc.
c/o TDAM USA Inc.	Executive Officer		since September 2010; Vice Chair of TD Asset
31 West 52nd Street			Management Inc. since 2007; Officer of the
New York, NY 10019			Investment Manager since April 2010 and Chief
Operating Officer of the Investment Manager since
Age: 48			December 2010.
MAYA GITTENS	Chief Legal Officer and	Since: 9/22/08	Since June 2008, Vice President, Director and
c/o TDAM USA Inc.	Anti-Money Laundering		Secretary of the Investment Manager; from June 2005
31 West 52nd Street	Officer		through March 2008, attorney, Schulte Roth and
New York, NY 10019			Zabel LLP; from May 2001 through May 2005,
Securities Compliance Examiner, United States
Age: 47			Securities and Exchange Commission.
ERIC KLEINSCHMIDT	Treasurer and Chief	Since: 9/22/08	Since November 2004, Fund Accounting Director of
c/o SEI Investments	Financial Officer		SEI Investments.
One Freedom Valley Drive
Oaks, PA 19456

Age: 43
MARC ALMES	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI
c/o SEI Investments			Investments.
One Freedom Valley Drive
Oaks, PA 19456

Age: 40
JACK P. HUNTINGTON	Secretary	Since: 2/27/09	Since September 2008, Senior Vice President of
c/o Citi Fund Services Ohio, Inc.			Regulatory Administration, Citi Fund Services Ohio,
100 Summer Street, Suite 1500			Inc.; from October 2004 through September 2008,
Boston, MA 02110			Senior Counsel, MetLife, Inc.

Age: 41
MICHELE R. TEICHNER	Chief Compliance Officer,	Since: 6/11/04 (Chief	Since January 2006, Managing Director; Senior Vice
c/o TDAM USA Inc.	Vice President and	Compliance Officer)	President of Investment Manager from August 1996 to
31 West 52nd Street	Assistant Secretary	and 11/2/99	December 2005 and TD Waterhouse Investor Services,
New York, NY 10019			Inc. from June 1997 to December 2005.

Age: 52

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2011.
††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.
†††	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.
*	Effective December 16, 2011, Mark Bell has resigned as President and Chief Executive Officer of the Company and Kevin LeBlanc has been appointed to the position of President and Chief Executive Officer of the Company.
43

TD ASSET MANAGEMENT USA FUNDS INC.
Shareholder Voting Results — October 31, 2011

Results of Annual Meeting of Shareholders

The Annual Meeting of Stockholders of TD Asset Management USA Funds Inc. (the “Company”), consisting of the TDAM Money Market Portfolio, the TDAM U.S. Government Portfolio, the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio, the TDAM New York Municipal Money Market Portfolio, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, the TDAM Institutional Treasury Obligations Money Market Fund, the TDAM Short-Term Investment Fund, the TDAM Short-Term Bond Fund and the TDAM Global Sustainability Fund (each, a “Fund” and collectively, the “Funds”), was held at the offices of the Company, 31 West 52nd Street, New York, New York 10019, on December 17, 2010.

The purpose of the meeting was for shareholders to vote on the election of five nominees to the Board of Directors of the Company to serve until their successors are elected and qualify, and act on any other business properly brought before the meeting.

The number of shares voted at the meeting were as follows:

	Number of Votes
Stockholder Proposal	For	Withheld
To elect five Directors:
Peter B.M. Eby	8,699,275,199	685,064,282
Donald J. Herrema	8,718,660,700	665,678,700
James E. Kelly	8,747,404,534	636,934,947
Barbara F. Palk	8,761,350,223	622,989,257
Lawrence J. Toal	8,718,994,090	665,345,390

44

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47

TDAMANN01

TD Asset Management

ANNUAL REPORT
October 31, 2011

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund
–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund
–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
–	Institutional Service Class
–	Commercial Class

TDAM Global Sustainability Fund
–	Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director James E. Kelly Consultant and Attorney Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.	Peter B. M. Eby Corporate Director Donald J. Herrema Senior Advisor of Stone Point Capital, Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer Michele R. Teichner Chief Compliance Officer Jack Huntington Secretary

Service Providers

Investment Manager
& Administrator
TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transfer Agent
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Financial markets were volatile during the fiscal year which ended October 31, 2011, as investors grappled with mixed economic data and the health of the global economic rebound. Stock markets began the year on a solid footing, benefiting from strong leading economic data and corporate earnings that continued to exceed expectations. Share prices received a further boost from merger and acquisition activity, as well as mounting optimism that European policy makers would step up their efforts to contain the sovereign debt crisis.

As the year progressed, however, equities became increasingly volatile amid uncertainty stemming from unrest in the Middle East and North Africa, the fallout from the earthquake in Japan, and mounting sovereign debt problems in Europe. Also weighing on market sentiment was the inability of Congress to find a compromise to deal with budget deficits and long-term debt as the prospect of another U.S. recession dampened consumer confidence. Investors closely monitored economic data to determine whether signs of a soft patch would be temporary or indeed the onset of a downturn.

The economic and fiscal concerns led investors to seek the relative safety of bonds, particularly Treasuries. Government bond yields fell to near historical lows over the 12 months, pushing prices higher. However, they were volatile. Yields rose in the early part of the fiscal year as concerns about government debt came back into focus and the outlook for the global economy improved. Yields then fell sharply in a flight to quality amid heightened concern over the European debt crisis and global economic growth. Despite rising in October, yields remain well below where they started the period. Higher yields and strong company balance sheets helped fuel gains on corporate bonds.

An indication that U.S. policy makers were prepared to provide additional economic stimulus to help keep the U.S. economy from slipping back into recession was a key support for equities markets. The U.S. Federal Reserve Open Market Committee (Federal Reserve) increased its quantitative easing program, purchasing a further $600 billion of Treasuries during the eight months to June of this year.

In August, the Federal Reserve said it would keep the federal funds rate at the zero to 0.25% range, where it has been since December 2008, until at least mid-2013. At its September policy meeting, the Federal Reserve announced that it would extend the average maturity of its Treasury holdings to lower long-term interest rates. The Federal Reserve noted that it sees significant downside risks to the economic outlook.

The U.S. economy grew at an annualized rate of 2.0% in the third calendar quarter of 2011, after expanding 1.3% and 0.4% in the two preceding quarters. The U.S. added 80,000 new jobs in October, fewer than expectations for 95,000. However, gains initially reported for the two previous months were revised higher. While jobs are being created, the rate of growth is still not strong enough to significantly reduce the unemployment rate, which is hovering around 9.0%.

Meanwhile, manufacturing continued to expand in October, though the pace has slowed, as the Institute of Supply Management Manufacturing Index registered a reading of 50.8 – 50 marks the mid-point between contraction and expansion. The annual rate of inflation edged down to 3.5% in October from 3.9% in September, while the annual core rate of inflation inched up to 2.1% from 2.0%. Core inflation currently seems to be contained.

The performance of bonds was solid for the 12 months. Both Treasuries and corporate bonds rose in value. Government bonds benefited from a flight to quality amid heightened concern about the global economic recovery and European sovereign debt. Higher yields and strong company balance sheets provided support to corporate bonds. As a result, the Barclays Capital US Aggregate Bond Index was up 5.0% over the period.

As for equities, a strong rebound in October helped the S&P 500 Index advance 8.1% over the 12 months, with nine of 10 sectors gaining, led by energy, utilities and consumer discretionary. U.S. stocks rallied in October on better-than-expected economic data and signs policy makers made some progress in containing the European debt crisis.

The U.S. dollar weakened against a basket of currencies in the first half of the fiscal year, as investors wrestled with the durability of the economic rebound and the prospect the Federal Reserve may lag behind other central banks in raising interest rates. The dollar strengthened in the second half, however, on its appeal as a safe haven amid concern the European debt crisis might worsen.

Looking Ahead

As the new fiscal year gets underway, we believe that we are in a period of persistently slow economic growth and low investment returns. We are seeing mounting evidence that economies around the world are slowing. We continue to evaluate key risks that could hinder the economic recovery and fuel volatility in financial markets in the months ahead.

Performance Summary

In our TD Asset Management money market funds, our focus on safety of principal and liquidity continued to serve our investors well through the continued low interest rate environment during the fiscal year. Our allocation to high-quality corporate securities registered positive returns. Higher yields and strong company balance sheets supported corporate securities. However, Treasury securities outperformed, as they benefited from a flight to safety amid heightened concern about the global economic recovery and European sovereign debt. The more positive sentiment towards Treasury securities affected the performance of the TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund.

The TDAM Short-Term Investment Fund’s return was positive, though slightly behind that of the benchmark for the fiscal year (after fees). Yields remain low in the U.S.; however, a change in the benchmark of the fund during the previous fiscal year permitted an increase in the average term to maturity and thus higher yields. In the fiscal year just ended, the Fund maintained an overweight in quality corporate securities with relatively higher yields, which helped offset the attraction of higher-quality securities, such as the T-bills in the benchmark.

During the same period, the TDAM Short-Term Bond Fund also posted a positive return, but slightly underperformed the benchmark (after fees) due to an overweight in corporate debt versus Treasury securities. While the relatively higher yields in the credit markets enhanced the value of the corporate debt held in the Fund, Treasury securities in the benchmark outperformed on their appeal as a safe haven. Corporate bonds yields remain attractive relative to government bond yields. We continue to believe that exposure to high-quality corporate bonds will provide added value over time.

The TDAM Global Sustainability Fund had a negative return for the year. Global sustainability leaders, which make up two-thirds of the Fund, performed in line. Environmental names, which account for the other third, significantly underperformed the overall market. The underperformance of the Fund is largely related to the weak macro-economic climate in Europe and North America, and the global austerity measures. We continue to believe that structurally alternative forms of energy will continue to take a growing share of the world’s overall energy mix.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 9, 2011

Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

For Institutional Investor Use Only

For the purpose of the graphs and tables, it has been assumed that (a) all recurring fees (including advisory fees) were deducted and (b) all dividends and distributions were reinvested.

Each graph shows the growth of a hypothetical $10,000 investment in the relevant Fund and in an appropriate broad-based securities market index for the same period. Performance quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than that shown here. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Fee waivers are voluntary and may be discontinued at any time. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. To obtain performance information current to the most recent month-end, visit the website at www.tdamusa.com. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Total Return as of 10/31/11	One Year Return	Since Inception (3/25/09)
TDAM Global Sustainability Fund(1)	(7.72)%	10.31%
MSCI World Index(2)	1.76%	18.43%
Dow Jones Sustainability World Index(3)	(0.98)%	18.36%

(1)	Return before taxes.
(2)

The Fund has changed its benchmark index from the Dow Jones Sustainability World Index to the MSCI World Index. The Investment Manager believes that the new benchmark index better represents the market targeted by the Global Sustainability Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

(3)

The Dow Jones Sustainability World Index is weighted based on free-float market capitalization, and changes are made once each year in September based on the newest sustainability scores. Each company represented in the index has its corporate sustainability assessed through an intricate weighting system that looks at economic, environmental and social metrics, as well as industry-specific criteria. Companies are also evaluated each year; those that fail to show consistent progress may be removed from the index. It is not possible to invest directly in an unmanaged index.

Annualized Total Return as of 10/31/11	One Year Return	Three Year Return	Since Inception (12/18/06)
TDAM Short-Term Investment Fund(1)	0.32%	0.45%	1.53%
Citigroup 1-Year Treasury Bill Index(2)	0.52%	1.03%	2.60%

(1)	Return before taxes.
(2)

The Citigroup 1-Year Treasury Bill Index, which consists of a single 1-year Treasury Bill whose return is tracked until its maturity. This index measures monthly return equivalents of yield averages that are not marked to market. It is not possible to invest directly in an unmanaged index.

Annualized Total Return as of 10/31/11	One Year Return	Three Year Return	Since Inception (12/18/06)
TDAM Short-Term Bond Fund(1)	0.85%	3.49%	3.60%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index(2)	1.08%	2.11%	3.76%

(1)	Return before taxes.
(2)

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2011 through October 31, 2011).

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Annualized Expense Ratios 5/1/11 to 10/31/11	Expenses Paid During Period* 5/1/11 to 10/31/11
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.20	0.15%	$0.76
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.15	0.77
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.20	0.15	0.76
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.15	0.77
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.20	0.15	0.76
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.15	0.77
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.20	0.15	0.76
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.15	0.77
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.17	0.86
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.17	0.87
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.10	0.50
Hypothetical (5% Return before expenses)	1,000.00	1,024.70	0.10	0.51
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.85	0.07	0.36
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.90	0.06	0.31
TDAM Global Sustainability Fund – Institutional Class
Actual	1,000.00	843.30	0.80	3.72
Hypothetical (5% Return before expenses)	1,000.00	1,021.17	0.80	4.08
TDAM Short-Term Investment Fund
Actual	1,000.00	1,005.00	0.35	1.77
Hypothetical (5% Return before expenses)	1,000.00	1,023.44	0.35	1.79
TDAM Short-Term Bond Fund
Actual	1,000.00	1,001.30	0.43	2.17
Hypothetical (5% Return before expenses)	1,000.00	1,023.04	0.43	2.19

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 184/365 (to reflect one-half year period)

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2011, the Fund is designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution	Total	Qualifying Dividend Income(1)	U.S. Government Interest(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
TDAM Institutional Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	5.82%	97.60%	0.00%
TDAM Institutional Municipal Money Market Fund	0.00%	0.25%	99.75%	100.00%	0.00%	0.00%	100.00%	0.00%
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	5.54%	100.00%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	51.78%	98.23%	100.00%
TDAM Global Sustainability Fund	13.68%	86.32%	0.00%	100.00%	31.45%	0.00%	0.00%	100.00%
TDAM Short-Term Investment Fund	0.00%	100.00%	0.00%	100.00%	0.00%	15.90%	96.67%	0.00%
TDAM Short-Term Bond Fund	9.98%	90.02%	0.00%	100.00%	0.00%	11.35%	91.87%	100.00%

(1)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2011. This amount is reflected as a percentage of net investment income distributions, Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2011. Complete information will be computed and reported in conjunction with your 2011 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/11 (Unaudited)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.
***

Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.01% and 0.01%, respectively. This is assuming a 2011 maximum federal tax rate of 35% for the Institutional Municipal Money Market Fund.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/11 (Unaudited) (Continued)

*

The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Fund and not the Fund shares.

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/11 (Unaudited) (Continued)

*	Fund composition is subject to change.
**	Investment-grade debt are debt securities rated in one of the four highest credit-quality categories by a nationally recognized statistical rating organization.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statements of Assets and Liabilities

October 31, 2011

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$149,046,392	$83,606,773	$949,078,101	$428,996,300	$10,852,634	$6,405,050	$67,011,959
Investments in securities, at value	$83,767,392	$83,606,773	$668,012,101	$125,270,300	$11,041,197	$5,463,833	$64,767,291
Repurchase agreements, at value (Note 2)	65,279,000	—	281,066,000	303,726,000	—	949,000	2,721,000
Cash	761	—	831	472	11,004	844	8,603
Foreign currency (Cost $0; $0; $0; $0; $144,441, $0 and $0)	—	—	—	—	144,166	—	—
Interest and dividends receivable	65,839	45,713	207,613	169,683	18,394	45,665	589,522
Receivable for capital shares sold	—	—	—	—	—	—	8,546
Receivable for investment securities sold	—	—	—	—	386,957	—	226
Reclaim receivable	—	—	—	—	15,663	—	—
Prepaid expenses	34,265	7,788	37,027	22,314	6,223	4,590	4,763
TOTAL ASSETS	149,147,257	83,660,274	949,323,572	429,188,769	11,623,604	6,463,932	68,099,951

LIABILITIES
Dividends payable to shareholders	1,074	748	7,639	3,108	—	174	65,164
Payable for capital shares redeemed	—	—	—	—	—	—	65,823
Payable to Investment Manager and its affiliates (Note 3)	13,702	27,947	60,167	12,068	18,630	5,959	24,327
Payable for securities purchased	—	—	—	—	397,917	—	300,152
Payable to custodian	—	201,297	—	—	—	—	—
Other accrued expenses	47,974	35,274	92,158	56,646	32,537	31,297	40,427
TOTAL LIABILITIES	62,750	265,266	159,964	71,822	449,084	37,430	495,893

NET ASSETS	$149,084,507	$83,395,008	$949,163,608	$429,116,947	$11,174,520	$6,426,502	$67,604,058
Net assets consist of:
Paid-in capital ($0.0001 par value 8 billion, 3 billion, 7 billion, 8 billion, 4 billion, 3 billion, and 5 billion shares authorized, respectively)	$149,083,205	$83,395,531	$949,184,379	$429,108,946	$10,069,874	$6,750,234	$67,005,875
Undistributed net investment income	—	—	—	—	158,970	—	424
Accumulated net realized gains (losses) from security and foreign currency transactions	1,302	(523)	(20,771)	8,001	754,876	(331,515)	121,427
Net unrealized appreciation on security transactions	—	—	—	—	188,563	7,783	476,332
Net unrealized appreciation on foreign currency transactions	—	—	—	—	2,237	—	—
Net assets, at value	$149,084,507	$83,395,008	$949,163,608	$429,116,947	$11,174,520	$6,426,502	$67,604,058
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A	$11.03	N/A	N/A
	($41,759,626 ÷ 41,759,010 shares)	($60,828,376 ÷ 60,828,810 shares)	($171,877,464 ÷ 171,880,715 shares)		($11,174,520 ÷ 1,013,287 shares)

Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	N/A	N/A	N/A
	($82,171,397 ÷ 82,170,293 shares)	($22,566,632 ÷ 22,566,721 shares)	($497,047,835 ÷ 497,058,858 shares)	($136,057,458 ÷ 136,052,809 shares)

Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00	N/A	N/A	N/A
	($25,153,484 ÷ 25,153,902 shares)		($280,238,309 ÷ 280,244,806 shares)	($293,059,489 ÷ 293,056,137 shares)

Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A	N/A	N/A	$9.90	$10.24
						($6,426,502 ÷ 648,910 shares)	($67,604,058 ÷ 6,602,592 shares)

Please see accompanying notes to financial statements.

14 - 15

Statements of Operations
For the Year Ended October 31, 2011

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest Income	$361,682	$228,585	$1,356,030	$469,655	$—	$40,086	$1,070,354
Dividend Income (net of withholding tax $0; $0; $0; $0; $22,574, $0 and $0)	—	—	—	—	278,195	—	—
	361,682	228,585	1,356,030	469,655	278,195	40,086	1,070,354
EXPENSES
Shareholder servicing fees (Note 3)	239,184	66,553	1,759,894	1,000,577	—	—	—
Investment management fees (Note 3)	167,424	100,826	882,019	400,227	73,384	14,079	192,695
Distribution fees (Note 3)	101,051	110	857,347	1,158,668	—	—	—
Directors’ fees (Note 4)	22,571	22,571	22,572	22,572	22,571	22,572	22,571
Transfer agent fees	87,674	66,161	164,446	100,345	43,751	43,229	49,581
Registration fees	70,901	12,544	128,730	72,244	16,924	8,478	8,208
Professional fees	46,087	40,268	67,257	48,865	42,000	39,335	40,372
Shareholder reports and mailing	32,167	21,793	29,356	26,763	—	—	—
Pricing fees	27,754	17,930	22,339	11,058	13,127	9,614	28,845
Custody fees	23,645	18,848	52,491	29,374	11,161	7,332	15,393
Other expenses	20,049	16,536	33,884	21,767	2,248	3,648	8,753
TOTAL EXPENSES	838,507	384,140	4,020,335	2,892,460	225,166	148,287	366,418
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(551,307)	(217,239)	(2,898,163)	(2,462,827)	(127,319)	(123,650)	(35,026)
NET EXPENSES	287,200	166,901	1,122,172	429,633	97,847	24,637	331,392
NET INVESTMENT INCOME	74,482	61,684	233,858	40,022	180,348	15,449	738,962
NET REALIZED GAINS (LOSSES) FROM:
Security Transactions	3,652	342	(20,533)	8,237	767,813	10,199	263,476
Foreign Currency Transactions	—	—	—	—	502	—	—
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Security Transactions	—	—	—	—	(1,888,080)	(1,308)	(350,485)
Foreign Currency Transactions	—	—	—	—	(2,864)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$78,134	$62,026	$213,325	$48,259	$(942,281)	$24,340	$651,953

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund		TDAM Institutional U.S. Government Fund

	Year Ended October 31, 2011	Year Ended October 31, 2010*	Year Ended October 31, 2011†	November 23, 2009** to October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010

OPERATIONS:
Net investment income	$74,482	$132,407	$61,684	$44,112	$233,858	$270,669
Net realized gains (losses) from security transactions	3,652	(2,333)	342	(865)	(20,533)	—
Net increase in net assets from operations	78,134	130,074	62,026	43,247	213,325	270,669

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(33,309)	(61,626)	(58,959)	(41,232)	(52,893)	(107,901)
Institutional Service Class	(30,456)	(29,818)	(2,694)	(1,708)	(126,629)	(98,465)
Commercial Class	(10,717)	(40,963)	(31)	(1,172)	(54,365)	(64,274)
From net realized gains on security transactions
Institutional Class	—	(203)	—	—	—	—
Institutional Service Class	—	(78)	—	—	—	—
Commercial Class	—	(345)	—	—	—	—
Total dividends and distributions to shareholders	(74,482)	(133,033)	(61,684)	(44,112)	(233,887)	(270,640)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	500,126,843	487,803,038	181,319,875	144,973,137	440,462,173	534,026,332
Shares issued in reinvestment of dividends	178	219	6,245	—	31	13
Payments for shares redeemed	(527,195,869)	(540,895,255)	(192,742,360)	(72,728,087)	(447,304,908)	(624,905,178)
Net increase (decrease) in net assets from Institutional Class shares	(27,068,848)	(53,091,998)	(11,416,240)	72,245,050	(6,842,704)	(90,878,833)
Institutional Service Class:
Proceeds from shares sold	200,388,713	229,776,927	84,744,197	93,157,036	1,160,721,717	1,112,645,404
Shares issued in reinvestment of dividends	920	785	—	—	430	3,676
Payments for shares redeemed	(188,550,882)	(205,215,502)	(90,225,416)	(65,109,096)	(1,136,214,949)	(926,896,491)
Net increase (decrease) in net assets from Institutional Service Class shares	11,838,751	24,562,210	(5,481,219)	28,047,940	24,507,198	185,752,589
Commercial Class:
Proceeds from shares sold	25,337,801	292,928,610	326	7,516,141	2,221,059,751	1,114,731,552
Shares issued in reinvestment of dividends	3,596	39,235	31	1,172	10,872	43,066
Payments for shares redeemed	(22,556,731)	(270,598,609)	(49,430)	(7,468,240)	(2,122,190,471)	(1,164,090,762)
Net increase (decrease) in net assets from Commercial Class shares	2,784,666	22,369,236	(49,073)	49,073	98,880,152	(49,316,144)
Net increase (decrease) in net assets from capital share transactions	(12,445,431)	(6,160,552)	(16,946,532)	100,342,063	116,544,646	45,557,612
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,441,779)	(6,163,511)	(16,946,190)	100,341,198	116,524,084	45,557,641
NET ASSETS:
Beginning of period	161,526,286	167,689,797	100,341,198	—	832,639,524	787,081,883
End of period	$149,084,507	$161,526,286	$83,395,008	$100,341,198	$949,163,608	$832,639,524
Undistributed net investment income, end of period	$—	$—	$—	$—	$—	$29

*	Commercial Class commenced operations on November 19, 2009.
**	The Institutional Class and the Institutional Service Class commenced operations on January 20, 2010 and the Commercial Class commenced operations on November 23, 2009.
†	As of May 23, 2011, the Commercial Class of the Fund was closed.

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Institutional Treasury Obligations Money Market Fund		TDAM Global Sustainability Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$40,022	$31,788	$180,348	$160,204
Net realized gains from security and foreign currency transactions	8,237	9,357	768,315	891,562
Net change in unrealized appreciation (depreciation) on security and foreign currency transactions	—	—	(1,890,944)	(825,101)
Net increase (decrease) in net assets from operations	48,259	41,145	(942,281)	226,665
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	—	(154,453)	(196,332)
Institutional Service Class	(16,849)	(12,488)	—	—
Commercial Class	(23,173)	(19,300)	—	—
From net realized gains on security transactions
Institutional Class	—	—	(916,443)	(620,282)
Institutional Service Class	(4,427)	(3,255)	—	—
Commercial Class	(5,092)	(2,618)	—	—
Total dividends and distributions to shareholders	(49,541)	(37,661)	(1,070,896)	(816,614)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	—	91,511	327,380
Shares issued in reinvestment of dividends	—	—	1,054,802	807,909
Payments for shares redeemed	—	—	(84,796)	(2,177,082)
Net increase (decrease) in net assets from Institutional Class shares	—	—	1,061,517	(1,041,793)
Institutional Service Class ($1.00 per share):
Proceeds from shares sold	723,895,729	305,626,182	—	—
Shares issued in reinvestment of dividends	1,025	1,225	—	—
Payments for shares redeemed	(745,586,771)	(275,068,513)	—	—
Net increase (decrease) in net assets from Institutional Service Class shares	(21,690,017)	30,558,894	—	—
Commercial Class ($1.00 per share):
Proceeds from shares sold	1,565,129,197	1,155,336,755	—	—
Shares issued in reinvestment of dividends	1,404	6,800	—	—
Payments for shares redeemed	(1,537,364,740)	(1,012,195,881)	—	—
Net increase in net assets from Commercial Class shares	27,765,861	143,174,674	—	—
Net increase (decrease) in net assets from capital share transactions	6,075,844	173,706,568	1,061,517	(1,041,793)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,074,562	173,710,052	(951,660)	(1,631,742)
NET ASSETS:
Beginning of year	423,042,385	249,332,333	12,126,180	13,757,922
End of year	$429,116,947	$423,042,385	$11,174,520	$12,126,180
Undistributed net investment income, end of year	$—	$—	$158,970	$132,573
SHARE TRANSACTIONS:
Shares sold			7,392	24,708
Shares issued in reinvestments dividends			86,177	59,189
Shares redeemed			(7,356)	(160,935)
Net capital share transactions			86,213	(77,038)

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund
	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2011	Year Ended October 31, 2010
OPERATIONS:
Net investment income	$15,449	$13,491	$738,962	$712,875
Net realized gains from security transactions	10,199	32,176	263,476	397,381
Net change in unrealized appreciation (depreciation) on security transactions	(1,308)	3,498	(350,485)	325,829
Net increase in net assets from operations	24,340	49,165	651,953	1,436,085
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,818)	(13,151)	(883,884)	(744,566)
From net realized gains on security transactions	—	—	(363,389)	(235,996)
Total dividends and distributions to shareholders	(15,818)	(13,151)	(1,247,273)	(980,562)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,450	4,505,005	19,597,041	48,604,753
Shares issued in reinvestment of dividends	12,872	8,263	2,188	468
Payments for shares redeemed	(1,101,756)	(7,636,708)	(26,599,634)	(10,074,297)
Net increase (decrease) in net assets from capital share transactions	(1,081,434)	(3,123,440)	(7,000,405)	38,530,924
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,072,912)	(3,087,426)	(7,595,725)	38,986,447
NET ASSETS:
Beginning of year	7,499,414	10,586,840	75,199,783	36,213,336
End of year	$6,426,502	$7,499,414	$67,604,058	$75,199,783
Undistributed net investment income, end of year	$—	$369	$424	$2,879
SHARE TRANSACTIONS:
Shares sold	754	457,106	1,911,592	4,735,597
Shares issued in reinvestments dividends	1,301	838	214	45
Shares redeemed	(111,345)	(774,912)	(2,596,659)	(982,763)
Net capital share transactions	(109,290)	(316,968)	(684,853)	3,752,879

Please see accompanying notes to financial statements.

Financial Highlights

For the year or period ended October 31,
For a Share Outstanding Throughout the Periods.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds’ financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
TDAM Institutional Money Market Fund
Institutional Class[2]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.05%	$41,760	0.17%	0.30%	0.05%
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.07%	$68,827	0.18%	0.25%	0.07%
2009	$1.00	$0.005		$0.000	*	$0.005		$(0.005)	$(0.000	)*	$(0.005)	$1.00	0.48%	$121,920	0.24%[3]	0.27%	0.42%
2008	$1.00	$0.028		$0.002		$0.030		$(0.030)	$—		$(0.030)	$1.00	3.09%	$79,445	0.20%	0.20%	2.84%
2007	$1.00	$0.045		$—		$0.045		$(0.045)	$—		$(0.045)	$1.00	4.57%	$78,362	0.20%‡	0.25%‡	5.16%‡
Institutional Service Class[2]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.04%	$82,171	0.18%	0.55%	0.04%
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.05%	$70,331	0.22%	0.51%	0.05%
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.31%	$45,770	0.44%	0.52%	0.43%
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$—		$(0.027)	$1.00	2.83%	$98,319	0.46%	0.46%	2.65%
2007	$1.00	$0.043		$—		$0.043		$(0.043)	$—		$(0.043)	$1.00	4.35%	$55,430	0.45%‡	0.50%‡	4.91%‡
Commercial Class[4]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.04%	$25,154	0.17%	0.95%	0.04%
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.05%	$22,368	0.18%‡	0.86%‡	0.05%‡
TDAM Institutional Municipal Money Market Fund
Institutional Class[5]
2011	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.07%	$60,828	0.15%	0.31%	0.08%
2010	$1.00	$0.001		$(0.000	)*	$0.001		$(0.001)	$—		$(0.001)	$1.00	0.08%	$72,244	0.17%‡	0.41%‡	0.10%‡
Institutional Service Class[5]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$22,567	0.21%	0.57%	0.01%
2010	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.01%	$28,048	0.26%‡	0.65%‡	0.01%‡
TDAM Institutional U.S. Government Fund
Institutional Class[2]
2011	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$171,877	0.13%	0.16%	0.03%
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.05%	$178,723	0.14%	0.16%	0.05%
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)	$1.00	0.33%	$269,602	0.17%	0.17%	0.38%
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$(0.000	)*	$(0.027)	$1.00	2.81%	$361,042	0.14%	0.14%	2.75%
2007	$1.00	$0.044		$—		$0.044		$(0.440)	$—		$(0.044)	$1.00	4.52%	$297,809	0.16%‡	0.16%‡	5.10%‡
Institutional Service Class[2]
2011	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$497,048	0.13%	0.41%	0.03%
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$472,552	0.17%	0.41%	0.03%
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)	$1.00	0.21%	$286,799	0.30%	0.42%	0.23%
2008	$1.00	$0.025		$0.000	*	$0.025		$(0.025)	$(0.000	)*	$(0.025)	$1.00	2.55%	$349,489	0.39%	0.39%	2.50%
2007	$1.00	$0.042		$—		$0.042		$(0.042)	$—		$(0.042)	$1.00	4.30%	$199,216	0.41%‡	0.41%‡	4.85%‡
Commercial Class[6]
2011	$1.00	$0.000	*	$(0.000	)*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$280,239	0.13%	0.81%	0.03%
2010	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.03%	$181,365	0.15%	0.81%	0.03%
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$(0.000	)*	$(0.001)	$1.00	0.08%	$230,681	0.18%‡	0.86%‡	0.04%‡

*	Amount represents less than $.001 per share.
†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.

‡	Annualized.
1	Based on average shares outstanding during the period.
2	Fund or Class commenced operations on December 18, 2006.
3	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.
4	Class commenced operations on November 19, 2009.
5	Class commenced operations on January 20, 2010.
6	Class commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the year or period ended October 31,
For a Share Outstanding Throughout the Periods.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds’ financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$136,057	0.11%	0.43%	0.01%	N/A
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$157,749	0.14%	0.46%	0.01%	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$127,189	0.16%‡	0.51%‡	0.01%‡	N/A
Commercial Class[3]
2011	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$293,060	0.10%	0.93%	0.01%	N/A
2010	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*	$1.00	0.01%	$265,294	0.15%	0.96%	0.01%	N/A
2009	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*	$1.00	0.02%	$122,143	0.11%‡	0.87%‡	0.01%‡	N/A
TDAM Global Sustainability Fund
Institutional Class[4]
2011	$13.08	$0.180		$(1.088)		$(0.908)		$(0.154)	$(0.988)		$(1.142)	$11.03	(7.72)%	$11,175	0.80%	1.84%	1.47%	123%
2010	$13.70	$0.173		$0.141		$0.314		$(0.213)	$(0.721)		$(0.934)	$13.08	2.09%	$12,126	0.80%	2.21%	1.35%	48%
2009	$10.00	$0.145		$3.555		$3.700		$—	$—		$—	$13.70	37.00%	$13,758	0.80%‡	1.83%‡	1.95%‡	27%
TDAM Short-Term Investment Fund[5]
2011	$9.89	$0.022		$0.010		$0.032		$(0.022)	$—		$(0.022)	$9.90	0.32%	$6,427	0.35%	2.11%	0.22%	266%
2010	$9.85	$0.013		$0.041		$0.054		$(0.014)	$—		$(0.014)	$9.89	0.55%	$7,499	0.35%	1.79%	0.14%	530%
2009	$9.85	$0.061		$(0.014)		$0.047		$(0.047)	$(0.000	)*	$(0.047)	$9.85	0.48%	$10,587	0.35%	1.07%	0.62%	402%
2008	$9.98	$0.304		$(0.119)		$0.185		$(0.315)	$—		$(0.315)	$9.85	1.86%	$26,988	0.35%	0.82%	3.05%	0%
2007	$10.00	$0.441		$(0.021)		$0.420		$(0.440)	$—		$(0.440)	$9.98	4.27%	$17,173	0.35%‡	1.37%‡	5.09%‡	0%
TDAM Short-Term Bond Fund[5]
2011	$10.32	$0.098		$(0.012)		$0.086		$(0.117)	$(0.049)		$(0.166)	$10.24	0.85%	$67,604	0.43%	0.48%	0.96%	75%
2010	$10.25	$0.154		$0.144		$0.298		$(0.163)	$(0.065)		$(0.228)	$10.32	2.95%	$75,200	0.43%	0.62%	1.50%	83%
2009	$9.88	$0.281		$0.379		$0.660		$(0.290)	$—		$(0.290)	$10.25	6.76%	$36,213	0.43%	0.68%	2.78%	122%
2008	$10.02	$0.407		$(0.139)		$0.268		$(0.408)	$—		$(0.408)	$9.88	2.67%	$21,059	0.43%	0.85%	4.04%	29%
2007	$10.00	$0.411		$0.017		$0.428		$(0.408)	$—		$(0.408)	$10.02	4.37%	$18,536	0.43%‡	1.60%‡	4.73%‡	39%

*	Amount represents less than $.001 per share.
†

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.

‡	Annualized.
1	Based on average shares outstanding during the period.
2	Class commenced operations on November 3, 2008.
3	Class commenced operations on November 14, 2008.
4	Class commenced operations on March 25, 2009.
5	Fund commenced operations on December 18, 2006.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twelve series. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Money Market Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations and repurchase agreements backed by such obligations. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations.

The Commercial Class of the Institutional Municipal Money Market Fund was closed on May 23, 2011.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Obligations Money Market Fund’s NAV per share is computed as of 5:00 p.m. (Eastern Time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Money Market Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

The Global Sustainability Fund’s, Short-Term Investment Fund’s and Short-Term Bond Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Each of the Global Sustainability Fund, Short-Term Investment Fund and the Short-Term Bond Fund securities and assets for which market quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”)), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Global Sustainability Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices. Securities with sixty days or less remaining until maturity may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

The Global Sustainability Fund may use Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use Interactive Data as a third party fair valuation vendor. Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

As of October 31, 2011, the Global Sustainability Fund had securities valued in accordance with Fair Value Procedures totaling $4,586,191 and representing 41.04% of the net assets.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices; the next day’s opening prices in the same markets, and fair valued prices. Management of the Funds believes that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

As of October 31, 2011, all of the investments for the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund are Level 2. As of October 31, 2011, the investments for the Global Sustainability Fund are as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$19,148	$278,427	$—	$297,575
Austria	—	23,235	—	23,235
Belgium	—	59,904	—	59,904
Brazil	77,912	—	—	77,912
Canada	740,636	—	—	740,636
China	—	63,042	—	63,042
France	—	341,202	—	341,202
Germany	—	372,418	—	372,418
Italy	—	398,819	—	398,819
Japan	—	511,918	—	511,918
Netherlands	—	93,035	—	93,035
Norway	—	76,217	—	76,217
Switzerland	—	745,585	—	745,585
United Kingdom	—	1,622,389	—	1,622,389
United States	5,617,310	—	—	5,617,310
Total Common Stock	6,455,006	4,586,191	—	11,041,197
Total Investments in Securities	$6,455,006	$4,586,191	$—	$11,041,197

For details of investment classifications, reference the Schedule of Investments.

For the year ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds except the Global Sustainability Fund. For the Global Sustainability Fund, of the Level 2 investments presented above, some equity investments were considered level 1 investments at the beginning of the year. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place as of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. As of October 31, 2011, certain of the Fund’s foreign equity securities were valued in accordance with the Fair Value Procedures described on the prior page.

For the year ended October 31, 2011, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2011, there were no open forward foreign currency exchange contracts.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income for financial reporting purposes.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2011, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, are declared and paid annually. With respect to all Funds, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee on a graduated basis equal to 0.10 of 1% of the first $1 billion of average daily net assets of each Fund, 0.09% of the next $1 billion, and 0.08% of assets over $2 billion; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Investment Manager has voluntarily agreed to waive all or a portion of its fee payable under the Investment Management Agreement and/or to pay or reimburse each Fund or Class, as the case may be, for all or a portion of such Fund’s or Class’ expenses not otherwise required to be borne or reimbursed by the Investment Manager (in each case, a “Voluntary Waiver” and collectively, the “Voluntary Waivers”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Limitations shown in the table below.

Expense Cap
Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Municipal Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
Institutional Treasury Obligations Money Market Fund
Institutional Service Class	0.45%
Commercial Class	0.95%
Global Sustainability Fund
Institutional Class	0.80%
Short-Term Investment Fund	0.35%
Short-Term Bond Fund	0.43%

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager at any time. The Voluntary Waivers may not apply to extraordinary expenses.

With the exception of the Global Sustainability Fund, any amount waived or paid by the Investment Manager pursuant to a Voluntary Waiver (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager, if such payment shall cause such Fund’s or the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Fund or Class, as the case may be, at the time the relevant Waived Amount was waived or reimbursed by the Investment Manager; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

TDAM USA Inc. (“the Administrator”) has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund, and the Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the year ended October 31, 2011, the Investment Manager and its affiliates earned, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratios will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
Institutional Money Market Fund	$167,424	$214,294	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	176,027	173,527
Commercial Class	N/A	N/A	101,051	101,051	63,157	62,435
Institutional Municipal Money
Market Fund	100,826	168,153	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	66,484	48,907
Commercial Class(1)	N/A	N/A	110	110	69	69
Institutional U.S. Government Fund	882,019	303,392	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	1,224,053	1,208,735
Commercial Class	N/A	N/A	857,347	857,347	535,841	528,689

(1)	Commercial Class closed on May 23, 2011.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
Institutional Treasury Obligations
Money Market Fund	$400,227	$306,055	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	$421,242	$420,113
Commercial Class	N/A	N/A	$1,158,668	$1,158,668	579,335	577,991
Global Sustainability Fund	73,384	127,319	N/A	N/A	N/A	N/A
Short-Term Investment Fund	14,079	123,650	N/A	N/A	N/A	N/A
Short-Term Bond Fund	192,695	35,026	N/A	N/A	N/A	N/A

All fees are earned, waived and reimbursed at the Class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of October 31, 2011, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Investment Manager were as follows:

Potential Amount of Recovery		Expiration
Institutional Money Market Fund	$81,119	2012
Institutional Money Market Fund	163,421	2013

Institutional Municipal Money Market Fund	139,947	2012
Institutional Municipal Money Market Fund	115,823	2013

Institutional Treasury Obligations Money Market Fund	17,237	2012

Short-Term Investment Fund	142,361	2012
Short-Term Investment Fund	123,650	2013

Short-Term Bond Fund	90,103	2012
Short-Term Bond Fund	35,026	2013

Note 4 — Directors’ Fees

Through December 31, 2010, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund received, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;
2.	a meeting fee of $4,375 for each meeting attended in person;
3.	a meeting fee of $3,000 for each meeting attended by telephone;
4.

for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Effective January 1, 2011, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $45,000 payable quarterly;
2.	a meeting fee of $5,000 for each regular meeting attended in person;
3.	a meeting fee of $2,500 for each regular meeting attended by telephone;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

4.

for committee meetings (other than audit committee meetings), any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $2,500 for each such meeting attended;

5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended;
7.	Retainer for Independent Board Chair is $10,000 annually, payable quarterly; and
8.	Retainer for Audit Committee Chair is $5,000 annually, payable quarterly. Director’s fees are allocated among the series of the Company.

Directors’ fees are allocated among the series of the Company.

Note 5 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than short-term investments, for the year ended October 31, 2011 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Global Sustainability Fund	Short-Term Investment Fund	Short-Term Bond Fund
Purchases
U.S. Government	$—	$7,451,963	$25,159,605
Other	15,002,864	3,583,091	28,638,728
Sales and Maturities
U.S. Government	$—	$8,392,078	$39,640,815
Other	14,840,817	1,035,893	19,767,992

Note 6 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to different treatment for gains and losses on paydowns or mortgage- and asset-backed securities for tax purposes and gains and losses on foreign currency related transactions. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2011:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global Sustainability Fund	$—	$502	$(502)
Short-Term Bond Fund	(424)	142,467	(142,043)

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2011 and October 31, 2010, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Institutional Money Market Fund	2011	$—	$74,482	$—	$74,482
	2010	—	133,033	—	133,033
Institutional Municipal Money Market Fund	2011	61,512	172	—	61,684
	2010	42,972	1,140	—	44,112
Institutional U.S. Government Fund	2011	—	233,887	—	233,887
	2010	—	270,640	—	270,640
Institutional Treasury Obligations	2011	—	49,541	—	49,541
Money Market Fund	2010	—	37,661	—	37,661
Global Sustainability Fund	2011	—	924,384	146,512	1,070,896
	2010	—	816,614	—	816,614
Short-Term Investment Fund	2011	—	15,818	—	15,818
	2010	—	13,151	—	13,151
Short-Term Bond Fund	2011	—	1,122,728	124,545	1,247,273
	2010	—	922,657	57,905	980,562

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carry- forwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money Market Fund	$2,476	$—	$—	$—	$—	$(1,174)	$1,302
Institutional Municipal Money Market Fund	—	748	—	(523)	—	(748)	(523)
Institutional U.S. Government Fund	7,899	—	—	(20,533)	—	(8,137)	(20,771)
Institutional Treasury Obligations Money Market Fund	11,268	—	—	—	—	(3,267)	8,001
Global Sustainability Fund	158,970	—	886,689	—	58,987	—	1,104,646
Short-Term Investment Fund	1,439	—	—	(331,514)	7,783	(1,440)	(323,732)
Short-Term Bond Fund	111,213	—	88,148	—	464,004	(65,182)	598,183

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2011, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expires October 31, 2017	Expires October 31, 2018	Expires October 31, 2019
Institutional Municipal Money Market Fund	$—	$523	$—
Institutional U.S. Government Fund	—	—	20,533
Short-Term Investment Fund	331,514	—	—

During the year ended October 31, 2011, the Institutional Money Market Fund and the Short-Term Investment Fund utilized $2,333 and $10,199, respectively of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At October 31, 2011, the cost of investments of the Institutional Money Market Fund, the Institutional Municipal Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at October 31, 2011, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Sustainability Fund	$10,984,447	$933,960	$(877,210)	$56,750
Short-Term Investment Fund	6,405,050	9,017	(1,234)	7,783
Short-Term Bond Fund	67,024,287	585,025	(121,021)	464,004

Note 7 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

Note 8 — Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2011

Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 9 — Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Note 10 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date of the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except as follows:

On November 23, 2011, the Board of Directors (the “Board”) of the Company approved the liquidation of the Global Sustainability Fund, pursuant to the terms of a Plan of Liquidation for the Fund. Under the Plan, the Global Sustainability Fund will be liquidated on or about December 23, 2011 (the “Liquidation Date”). On or before the Liquidation Date, all portfolio securities of the Global Sustainability Fund will be converted to cash or cash equivalents, and the Fund will cease investing its assets in accordance with its stated investment objective and policies. In connection with the liquidation, effective November 29, 2011, the Global Sustainability Fund was closed to new subscriptions, including through exchanges into the Fund from other funds of the Company. Investors may continue to redeem shares of the Global Sustainability Fund.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CERTIFICATES OF DEPOSIT — 19.6%
Australia & New Zealand
Banking Group
0.23%, 11/12/11	$ 2,000,000	$ 2,000,000
Bank of Nova Scotia
0.22%, 11/1/11	2,000,000	2,000,000
0.70%, 12/17/11	2,000,000	2,000,000
Canadian Imperial Bank
of Commerce
0.33%, 11/1/11	1,700,000	1,700,000
0.23%, 11/1/11	1,000,000	1,000,000
0.16%, 11/1/11	1,500,000	1,500,000
0.32%, 11/28/11	1,000,000	1,000,000
National Australia Bank
0.20%, 11/1/11	1,000,000	1,000,000
0.26%, 11/22/11	1,000,000	1,000,000
0.28%, 12/5/11	500,000	500,000
0.62%, 12/30/11	1,000,000	1,000,407
National Bank of Canada, NY
0.31%, 11/1/11	1,500,000	1,500,000
0.25%, 11/1/11	1,000,000	1,000,000
0.37%, 11/3/11	1,000,000	1,000,000
0.39%, 12/24/11	1,000,000	1,000,000
Royal Bank of Canada, NY
0.32%, 11/1/11	2,000,000	2,000,000
0.29%, 11/1/11	2,000,000	2,000,000
0.26%, 11/1/11	1,000,000	1,000,000
0.30%, 11/29/11	1,000,000	1,000,000
Westpac Banking Corp., NY
0.29%, 11/1/11	1,000,000	1,000,000
0.25%, 11/1/11	2,000,000	2,000,011
0.42%, 1/13/12	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		29,200,418

MUNICIPAL OBLIGATIONS — 18.3%
California State, Educational
Facilities Authority, Stanford
University, TECP
0.12%, 12/16/11	3,000,000	3,000,000
Idaho State, TAN
2.00%, 6/29/12	1,000,000	1,011,421
Illinois, Finance Authority,
Ser B, RB, (LOC:
JPMorgan Chase)
0.12%, 11/3/11 (A)	1,600,000	1,600,000
Los Angeles County, TECP,
(LOC: JPMorgan Chase)
0.15%, 11/8/11	1,000,000	1,000,000
Lower Neches Valley Authority,
Exxon-Mobil Project, RB
0.09%, 11/1/11 (A)	2,000,000	2,000,000
New York State, Power
Authority, (GTY: JPMorgan
Chase, Bank of Nova Scotia,
State Street Bank &
Trust Co., Wells Fargo
Bank N.A., Bank of New York
Mellon (The)), TECP
0.18%, 12/15/11	2,000,000	1,999,560
Oakland-Alameda County,
TECP, (LOC: Calsters/Bank of
New York Mellon)
0.26%, 1/4/12	3,000,000	3,000,000
Rhode Island, Student Loan
Authority, Ser A, RB,
(LOC: State Street Bank &
Trust Co.)
0.19%, 11/2/11 (A)	2,600,000	2,600,000
Sacramento, Municipal Utility
Authority, TECP, (LOC:
Calsters/Bank of
New York Mellon)
0.12%, 11/15/11	1,000,000	1,000,000
Santa Clara County Finance
Authority, El Camino
Hospital Project, Ser A, RB,
(LOC: Wells Fargo Bank, N.A.)
0.10%, 11/2/11 (A)	300,000	300,000
Syracuse, Industrial
Development Agency, RB,
(LOC: JPMorgan Chase)
0.09%, 11/2/11 (A)	2,500,000	2,500,000
University of California,
Ser Y-1, RB
0.32%, 11/1/11 (A)	300,000	300,000
Virginia State, Small Business
Financing Authority,
Carilion Clinic Project,
Ser B, RB,
(LOC: PNC Bank N.A.)
0.13%, 11/1/11 (A)	4,980,000	4,980,000
Yale University, TECP
0.18%, 1/17/12	2,000,000	1,999,230
TOTAL MUNICIPAL OBLIGATIONS		27,290,211

COMMERCIAL PAPER — 9.4%
BANKS — 3.7%
Australia & New Zealand
Banking Group
0.36%, 11/22/11 (B)	1,000,000	999,790
Caisse Centrale Desjardins
du Quebec
0.13%, 11/1/11 (B)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
BANKS (continued)
Commonwealth Bank
of Australia
0.29%, 11/6/11 (B)	$ 1,500,000	$ 1,500,000
0.26%, 12/6/11 (B)	1,000,000	999,747
		5,499,537

DOMESTIC/FOREIGN BANK SUPPORTED — 0.3%
National Australia Funding
Delaware Inc. (GTY: National
Australia Bank)
0.26%, 12/1/11 (B)	500,000	499,892

INDUSTRIAL & OTHER COMMERCIAL PAPER — 5.4%
General Electric Capital Corp.
0.16%, 11/4/11	1,000,000	999,987
0.16%, 11/7/11	1,000,000	999,973
Johnson & Johnson
0.10%, 11/10/11 (B)	1,000,000	999,975
Procter & Gamble Co.
0.11%, 11/14/11 (B)	2,000,000	1,999,920
Procter & Gamble
International Funding
0.04%, 11/23/11 (B)	2,000,000	1,999,951
University of California
0.14%, 11/15/11	1,000,000	999,946
		7,999,752

TOTAL COMMERCIAL PAPER		13,999,181

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
FEDERAL FARM CREDIT BANK — 1.9%
0.12%, 11/1/11 (C)	1,000,000	999,942
0.39%, 12/12/11 (C)	1,000,000	1,000,198
0.25%, 4/2/12	750,000	749,921
		2,750,061

FREDDIE MAC — 2.0%
0.25%, 1/8/12 (C)(D)	3,000,000	2,999,676
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS		5,749,737

REGIONAL GOVERNMENT OBLIGATIONS — 2.7%
Export Development Canada
2.63%, 11/15/11	1,000,000	1,000,909
Province of Ontario
Canada MTN
2.63%, 1/20/12	3,000,000	3,014,633
TOTAL REGIONAL GOVERNMENT
OBLIGATIONS		4,015,542
CORPORATE OBLIGATIONS — 2.3%
BANKS — 0.3%
Wachovia Corp. MTN
0.48%, 12/1/11 (C)	512,000	512,303

FINANCIALS — 2.0%
Toyota Motor Credit Corp. MTN
0.28%, 11/1/11 (C)	1,000,000	1,000,000
0.30%, 11/23/11 (C)	2,000,000	2,000,000
		3,000,000

TOTAL CORPORATE OBLIGATIONS		3,512,303

REPURCHASE AGREEMENTS — 43.8%
Counterparty: Barclays
Capital, Inc.
0.09% dated 10/31/11,
due 11/1/11 in the amount
of $20,000,050, fully
collateralized by a
$16,517,700 U.S. Treasury
obligation, coupon rate
4.50%, maturity 5/15/38,
value $20,400,115	20,000,000	20,000,000
Counterparty: Deutsche Bank
Securities
0.11% dated 10/31/11,
due 11/1/11 in the amount
of $25,279,077, fully
collateralized by various
U.S. Government obligations,
coupon range 0.00%-0.90%,
maturity range
11/3/11-1/17/12,
value $25,789,105	25,279,000	25,279,000
Counterparty: RBC Capital
Markets Corp.
0.05% dated 10/31/11,
due 11/1/11 in the amount
of $20,000,028, fully
collateralized by a
$19,454,700 U.S. Treasury
obligation, coupon rate
2.75%, maturity 10/31/13,
value $20,400,004	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		65,279,000

TOTAL INVESTMENTS
(Cost $149,046,392) — 100.0%		149,046,392

OTHER ASSETS & LIABILITIES. NET — 0.0%		38,115

NET ASSETS — 100.0%		$ 149,084,507

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

October 31, 2011

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown is the next interest reset date.
(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2011, these securities amounted to $10,999,275 or 7.38% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

(C)	Variable rate security. The rate shown is the current rate on October 31, 2011. Date shown represents the next interest reset date.
(D)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

GTY — Guarantee
LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.3%
ALASKA — 1.2%
Anchorage, TAN
1.50%, 12/29/11	$ 1,000,000	$ 1,001,932

CALIFORNIA — 27.6%
California State, Educational
Facilities Authority, California
Institute of Technology,
Ser B, RB
0.07%, 11/3/11 (A)	1,000,000	1,000,000
California State, Educational
Facilities Authority, Stanford
University, TECP
0.12%, 12/16/11	3,500,000	3,500,000
California State, Housing Finance
Agency, Multi-Family
Housing Project, Ser F, RB,
(LOC: Fannie Mae)
0.10%, 11/2/11 (A)(B)	2,450,000	2,450,000
California State, Kindergarten
Project, Ser A-3, GO,
(LOC: State Street Bank
& Trust Co.)
0.10%, 11/1/11 (A)	1,100,000	1,100,000
California State, Ser A-1, GO,
(LOC: JPMorgan Chase)
0.10%, 11/1/11 (A)	4,000,000	4,000,000
Los Angeles County,
Metropolitan Transportation
Authority, Ser C4, RB,
(LOC: U.S. Bank N.A.)
0.08%, 11/3/11 (A)	1,000,000	1,000,000
Sacramento, Municipal
Utility Authority, TECP,
(LOC: Calsters/Bank of
New York Mellon)
0.12%, 11/15/11	1,500,000	1,500,000
San Francisco City & County,
Airports Commission Authority,
Ser A-1, AMT, RB,
(LOC: JPMorgan Chase)
0.13%, 11/2/11 (A)	1,000,000	1,000,000
University of California, TECP
0.09%, 11/3/11	1,000,000	1,000,000
0.19%, 12/1/11	2,000,000	2,000,000
0.13%, 12/15/11	1,000,000	1,000,000
0.12%, 2/15/12	2,000,000	2,000,000
Ventura County, TECP,
(LOC: Bank of Nova Scotia)
0.16%, 2/14/12	1,500,000	1,500,000
		23,050,000
CONNECTICUT — 1.6%
Connecticut State, Health &
Educational Facility Authority,
Yale University Project,
Ser V-1, RB
0.08%, 11/1/11 (A)	800,000	800,000
Connecticut State, Health &
Educational Facility Authority,
Yale University Project,
Ser Y-3, RB
0.08%, 11/1/11 (A)	500,000	500,000
		1,300,000

ILLINOIS — 7.2%
Illinois State, Education
Facilities Authority,
Adler Planetarium Project,
RB, (LOC: PNC Bank N.A.)
0.10%, 11/2/11 (A)	1,000,000	1,000,000
Illinois State, Education
Facilities Authority,
TECP, (LOC: JPMorgan Chase)
0.18%, 11/2/11	3,000,000	3,000,000
Illinois State, Finance Authority,
RB, (LOC: JPMorgan Chase)
0.15%, 11/2/11 (A)	2,000,000	2,000,000
		6,000,000

INDIANA — 1.5%
Indiana State, Finance Authority,
Parkview Health System
Project, Ser C, RB,
(LOC: PNC Bank N.A.)
0.10%, 11/2/11 (A)	1,250,000	1,250,000

IOWA — 1.2%
Iowa State, Finance Authority,
Corporate Center Association
Project, RB, (LOC: Wells Fargo
Bank N.A.)
0.14%, 11/3/11 (A)	1,000,000	1,000,000

MARYLAND — 4.8%
Johns Hopkins University, TECP
0.10%, 11/17/11	1,000,000	1,000,000
0.11%, 12/5/11	2,000,000	2,000,000
0.13%, 12/7/11	1,000,000	1,000,000
		4,000,000

MICHIGAN — 7.6%
Michigan State, Finance
Authority, Ser C-3, RB,
(LOC: Bank of Nova Scotia)
2.00%, 8/20/12	1,000,000	1,013,563

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
MICHIGAN (continued)
Michigan State, Housing
Development Authority,
Ser B, AMT, RB,
(LOC: Fannie Mae)
0.16%, 11/2/11 (A)(B)	$ 2,200,000	$ 2,200,000
University of Michigan, TECP
0.14%, 11/2/11	3,200,000	3,200,000
		6,413,563

NEW MEXICO — 0.6%
New Mexico State, Finance
Authority, Ser A-1, RB,
(LOC: State Street Bank
& Trust Co.)
0.09%, 11/3/11 (A)	500,000	500,000

NEW YORK — 17.3%
Albany, Industrial Development
Agency, South Mall
Towers Project,
Ser A, AMT, RB,
(LOC: Fannie Mae)
0.15%, 11/3/11 (A)(B)	300,000	300,000
Dormitory Authority,
Columbia University, TECP
0.17%, 11/7/11	2,000,000	2,000,000
Dormitory Authority,
Rockefeller University,
Ser B, RB
0.09%, 11/3/11 (A)	500,000	500,000
Liberty, Development Corp.,
World Trade Center Project,
Ser A, RB
0.30%, 4/1/12 (A)	1,000,000	1,000,000
New York City, (LIQ: Bank of
Nova Scotia), Ser A-5, GO
0.08%, 11/1/11 (A)	4,000,000	4,000,000
New York City, Municipal
Water Finance Authority,
(LIQ: Royal Bank Canada),
Ser B-2, RB
0.08%, 11/3/11 (A)	1,000,000	1,000,000
New York City, Municipal
Water Finance Authority,
(LIQ: U.S. Bank), RB
0.09%, 11/1/11 (A)	1,300,000	1,300,000
New York State, Housing
Finance Agency, Union Square
South Housing,
AMT, RB, (LOC: Fannie Mae)
0.12%, 11/2/11 (A)(B)	100,000	100,000
New York State, Transitional
Finance Authority,
(LIQ: Royal Bank of Canada),
Ser 3, RB
0.10%, 11/1/11 (A)	3,100,000	3,100,000
Thruway Authority, Personal
Transportation Project,
Ser A, RB
1.50%, 3/15/12	1,000,000	1,005,002
Triborough Bridge & Tunnel
Authority, Ser B, RB,
(LOC: State Street Bank
& Trust Co.)
0.10%, 11/2/11 (A)	100,000	100,000
		14,405,002

OREGON — 1.8%
Clackamas County, Hospital
Facility Authority, Legacy
Health Systems, Ser B, RB,
(LOC: U.S. Bank N.A.)
0.11%, 11/2/11 (A)	1,500,000	1,500,000

PENNSYLVANIA — 5.7%
Berks County, Municipal
Authority, Reading Hospital
Medical Center Project,
Ser A-4, RB
0.14%, 11/3/11 (A)	1,400,000	1,400,000
Pennsylvania State University,
Ser B, RB
0.30%, 6/1/12 (A)	2,850,000	2,850,000
Washington County,
Pennsylvania Hospital
Authority, Washington
Hospital Project, Ser A, RB,
(LOC: Wells Fargo Bank N.A.)
0.47%, 7/1/12 (A)	475,000	475,000
		4,725,000

TEXAS — 8.0%
Greater East Texas, Higher
Education, Ser B, AMT, RB,
(LOC: State Street Bank
& Trust Co.)
0.14%, 11/3/11 (A)	650,000	650,000
Harris County, TAN
1.50%, 2/29/12	1,000,000	1,004,466
Tarrant County, Cultural
Education Facilities Finance
Corp., Baylor Health Care
System Project, RB, (LOC:
Northern Trust Company)
0.10%, 11/2/11 (A)	500,000	500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
TEXAS (continued)
Tarrant County, Cultural
Education Facilities Finance
Corp., Baylor Health Care
System Project, RB, (LOC:
Wells Fargo Bank N.A.)
0.12%, 11/2/11 (A)	$ 400,000	$ 400,000
Texas State, Public Finance
Authority, TECP
0.15%, 11/4/11	2,000,000	2,000,000
Texas State, Ser A, RB
2.50%, 8/30/12	2,000,000	2,036,810
		6,591,276
UTAH — 2.0%
Utah State, Housing Corp.,
Pointe Apartments Project,
AMT, RB,
(LOC: U.S. Bank N.A.)
0.16%, 11/3/11 (A)	1,670,000	1,670,000

VERMONT — 4.3%
Vermont State, Student
Assistance Authority,
Ser B-1, AMT, RB,(LOC:
Bank of New York Mellon)
0.15%, 11/3/11 (A)	3,600,000	3,600,000

VIRGINIA — 3.8%
Norfolk, Economic
Development Authority,
Sentara Healthcare Project,
Ser A, RB
0.41%, 4/26/12 (A)	500,000	500,000
Norfolk, Industrial
Development Authority,
Sentara Healthcare Project,
TECP
0.16%, 1/17/12	1,500,000	1,500,000
Norfolk, Sentara Healthcare
Project, TECP
0.14%, 11/1/11	1,000,000	1,000,000
Suffolk, Redevelopment &
Housing Authority, Oak
Springs Apartments, RB,
(LOC: Freddie Mac)
0.20%, 11/2/11 (A)(B)	200,000	200,000
		3,200,000
WASHINGTON — 1.7%
Washington State, Housing
Finance Commission,
Boardwalk Apartments
Project, Ser A, AMT, RB,
(LOC: Fannie Mae)
0.17%, 11/3/11 (A)(B)	600,000	600,000
Washington State, Housing
Finance Commission, Lake
Wash Apartment Project,
AMT, RB, (LOC: U.S.
Bank N.A.)
0.16%, 11/2/11 (A)	800,000	800,000
		1,400,000
WISCONSIN — 1.2%
Wisconsin State, TECP,
(LIQ: Calsters/ State St.)
0.17%, 2/1/12	1,000,000	1,000,000

WYOMING — 1.2%
County of Lincoln, Pacificorp.
Project, RB, (LOC: Exxon)
0.13%, 11/2/11 (A)	1,000,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS		83,606,773

TOTAL INVESTMENTS
(Cost $83,606,773) — 100.3%		83,606,773

OTHER ASSETS & LIABILITIES, NET — (0.3)%		(211,765)

NET ASSETS — 100.0%		$ 83,395,008

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2011. Date shown is the next interest reset date.
(B)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax
GO — General Obligation
LIQ — Liquidity Agreement
LOC — Letter of Credit
N.A. — National Association
RB — Revenue Bond
Ser — Series
TAN — Tax Anticipation Note
TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.7%
FANNIE MAE — 2.4%
0.27%, 9/17/12 (A) (B)	$ 22,330,000	$ 22,349,953

FANNIE MAE, DISCOUNT NOTE — 10.3%
0.11%, 11/2/11 (A) (C)	4,300,000	4,299,987
0.11%, 11/9/11 (A) (C)	6,310,000	6,309,846
0.06%, 11/16/11 (A) (C)	25,000,000	24,999,427
0.10%, 1/11/12 (A) (C)	12,500,000	12,497,658
0.10%, 2/13/12 (A) (C)	25,000,000	24,992,778
0.09%, 4/4/12 (A) (C)	25,000,000	24,990,312
		98,090,008

FEDERAL FARM CREDIT BANK — 14.3%
0.12%, 12/7/11 (B)	15,000,000	14,999,129
0.39%, 12/12/11 (B)	20,000,000	20,003,949
0.08%, 3/2/12 (B)	25,000,000	25,000,000
0.06%, 3/27/12 (B)	30,000,000	29,989,111
0.19%, 8/22/12 (B)	5,000,000	4,999,582
0.43%, 8/27/12 (B)	5,300,000	5,312,373
0.16%, 9/20/12 (B)	25,000,000	24,997,758
0.23%, 10/12/12 (B)	10,000,000	10,006,707
		135,308,609

FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 1.0%
0.13%, 11/28/11 (C)	5,000,000	4,999,513
0.13%, 11/29/11 (C)	5,000,000	4,999,494
		9,999,007

FEDERAL HOME LOAN BANK — 10.7%
0.75%, 11/21/11	15,000,000	15,004,451
0.16%, 1/18/12 (B)	25,000,000	25,001,080
0.18%, 1/19/12 (B)	20,000,000	20,000,000
0.13%, 1/23/12	36,500,000	36,498,966
0.18%, 2/2/12 (B)	5,000,000	5,000,000
		101,504,497

FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 6.2%
0.07%, 12/16/11 (C)	40,000,000	39,996,500
0.12%, 2/17/12 (C)	19,100,000	19,093,124
		59,089,624

FREDDIE MAC — 13.1%
0.20%, 12/14/11 (A) (B)	10,000,000	10,000,003
0.20%, 12/29/11 (A) (B)	40,000,000	40,006,470
0.25%, 2/8/12 (A) (B)	10,000,000	9,998,922
0.22%, 4/3/12 (A) (B)	25,000,000	25,010,460
0.19%, 5/1/12 (A) (B)	24,650,000	24,653,880
0.20%, 8/10/12 (A) (B)	14,900,000	14,905,914
		124,575,649
FREDDIE MAC, DISCOUNT NOTE — 8.7%
0.12%, 11/28/11 (A) (C)	7,000,000	6,999,370
0.15%, 12/1/11 (A) (C)	15,000,000	14,998,125
0.15%, 3/20/12 (A) (C)	35,000,000	34,979,583
0.11%, 4/2/12 (A) (C)	25,000,000	24,988,313
		81,965,391

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS		632,882,738

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Note
1.38%, 2/15/12	25,000,000	25,095,449
0.63%, 6/30/12	10,000,000	10,033,914
TOTAL U.S. TREASURY OBLIGATIONS		35,129,363

REPURCHASE AGREEMENTS — 29.6%
Counterparty: Barclays
Capital, Inc.
0.09% dated 10/31/11,
due 11/1/11 repurchase
price $75,000,188, fully
collateralized by a
$61,941,100 U.S. Treasury
obligation, coupon rate
4.50%, maturity 5/15/38,
value $76,500,093	75,000,000	75,000,000
Counterparty: Deutsche
Bank Securities
0.11% dated 10/31/11,
due 11/1/11 repurchase
price $106,066,324,
fully collateralized by a
$108,574,000 FMAC,
coupon rate 0.87%,
maturity 10/6/14,
value $108,187,929	106,066,000	106,066,000
Counterparty: RBC Capital
Markets Corp.
0.05% dated 10/31/11,
due 11/1/11 repurchase
price $100,000,139,
fully collateralized by a
$97,273,500 U.S. Treasury
obligation, coupon rate
2.75%, maturity 10/31/13,
value $102,000,019	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		281,066,000

TOTAL INVESTMENTS
(Cost $949,078,101) — 100.0%		949,078,101

OTHER ASSETS & LIABILITIES, NET — 0.0%		85,507

NET ASSETS — 100.0%		$ 949,163,608

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

October 31, 2011

(A)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate security. The rate shown is the current rate on October 31, 2011. Date shown is the next interest reset date.
(C)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS — 29.2%
U.S. Treasury Bills
0.00%, 11/3/11 (A)	$ 10,000,000	$ 9,999,999
0.07%, 11/10/11 (A)	10,000,000	9,999,825
0.07%, 11/17/11 (A)	10,000,000	9,999,680
0.02%, 12/1/11 (A)	10,000,000	9,999,833
0.06%, 3/8/12 (A)	15,000,000	14,996,960
		54,996,297

U.S. Treasury Notes
1.13%, 1/15/12	15,000,000	15,033,431
1.00%, 3/31/12	15,000,000	15,056,348
1.00%, 4/30/12	10,000,000	10,045,636
1.38%, 5/15/12	10,000,000	10,070,074
0.63%, 6/30/12	20,000,000	20,068,514
		70,274,003

TOTAL U.S. TREASURY OBLIGATIONS		125,270,300

REPURCHASE AGREEMENTS — 70.8%
Counterparty: Barclays
Capital, Inc.
0.09% dated 10/31/11,
due 11/1/11 repurchase
price $93,726,234, fully
collateralized by a
$77,406,500 U.S. Treasury
obligation, coupon rate
4.50%, maturity 5/15/38,
value $95,600,570	93,726,000	93,726,000
Counterparty: Deutsche Bank
0.10% dated 10/31/11,
due 11/1/11 repurchase
price $105,000,292, fully
collateralized by various
U.S. Treasury obligations,
coupon range 1.25%-5.38%,
maturity 11-30-11-2/15/31,
value $107,100,037	105,000,000	105,000,000
Counterparty: RBC Capital
Markets Corp.
0.05% dated 10/31/11,
due 11/1/11 repurchase
price $105,000,146,
fully collateralized by
a $102,137,200 U.S. Treasury
obligation, coupon rate
2.75%, maturity 10/31/13,
value $107,100,047	105,000,000	105,000,000
TOTAL REPURCHASE AGREEMENTS		303,726,000
TOTAL INVESTMENTS
(Cost $428,996,300) — 100.0%		428,996,300
OTHER ASSETS & LIABILITIES, NET — 0.0%		120,647
NET ASSETS — 100.0%		$ 429,116,947

(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Sustainability Fund • Schedule of Investments

October 31, 2011

DESCRIPTION	SHARES	VALUE
COMMON STOCK — 98.8%
AUSTRALIA — 2.7%
Alumina Ltd. (A)	75,200	$ 114,542
Australia & New Zealand
Banking Group Ltd. (A)	5,200	117,490
Lynas Corp. Ltd.* (A)	37,500	46,395
Talison Lithium Ltd.*	5,500	19,148
		297,575

AUSTRIA — 0.2%
Verbund AG (A)	800	23,235

BELGIUM — 0.5%
Umicore SA (A)	1,400	59,904

BRAZIL — 0.7%
Banco Santander Brasil SA ADR	5,000	45,500
Petroleo Brasileiro SA ADR	1,200	32,412
		77,912

CANADA — 6.6%
5N Plus Inc., Cl Common
Subscription Recei*	3,000	20,317
Agnico-Eagle Mines Ltd.	1,400	60,736
Barrick Gold Corp.	2,800	138,244
Great Western Minerals
Group Ltd.*	55,500	35,638
Kinross Gold Corp.	9,600	136,868
Lundin Mining Corp.*	49,800	195,363
Potash Corp. of Saskatchewan Inc.	2,300	108,873
Suncor Energy Inc.	1,400	44,597
		740,636

CHINA — 0.6%
Ping An Insurance Group Co.,
Cl H (A)	8,500	63,042

FRANCE — 3.0%
BNP Paribas (A)	270	12,060
LVMH Moet Hennessy Louis
Vuitton SA (A)	800	132,625
Sechilienne-Sidec (A)	3,400	63,436
Total SA (A)	2,550	133,081
		341,202

GERMANY — 3.3%
Allianz SE (A)	1,098	122,193
Bayer AG (A)	1,100	70,099
Bayerische Motoren Werke (A)	1,200	97,502
Siemens (A)	500	52,422
Wacker Chemie AG (A)	300	30,202
		372,418
ITALY — 3.6%
Enel Green Power SpA (A)	39,300	90,198
ENI (A)	5,000	110,544
Landi Renzo SpA (A)	8,764	17,885
Piaggio & C. SpA (A)	54,205	180,192
		398,819

JAPAN — 4.6%
Asahi Holdings Inc. (A)	8,200	161,242
Daiseki Co. Ltd. (A)	5,500	100,625
FANUC Corp. (A)	600	97,064
Kubota Corp. (A)	6,000	49,442
Osaka Securities Exchange
Co. Ltd. (A)	15	70,327
Toyota Motor Corp. (A)	1,000	33,218
		511,918

NETHERLANDS — 0.8%
Nutreco NV (A)	1,400	93,035

NORWAY — 0.7%
Statoil ASA (A)	3,000	76,217

SWITZERLAND — 6.7%
Credit Suisse Group AG (A)	3,543	102,254
Nestle SA (A)	4,724	273,412
Novartis AG (A)	4,232	238,574
Roche Holding AG (A)	800	131,345
		745,585

UNITED KINGDOM — 14.5%
Barclays (A)	18,824	58,365
BG Group (A)	8,001	173,527
Diageo (A)	8,800	182,158
HSBC Holdings (A)	15,541	135,626
Johnson Matthey (A)	1,400	42,119
Man Group (A)	17,600	42,081
Rio Tinto (A)	4,360	235,916
Rotork (A)	4,300	116,003
Tesco (A)	25,100	161,861
United Utilities Group (A)	20,968	204,440
Vodafone Group (A)	97,325	270,293
		1,622,389

UNITED STATES — 50.3%
3M Co.	1,200	94,824
Abbott Laboratories	3,600	193,932
Apple Inc.*	900	364,302
AT&T Inc.	5,400	158,274
Clean Energy Fuels Corp.*	3,500	41,370
Clean Harbors Inc.*	2,000	116,540
Coca-Cola Co.	2,700	184,464

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Global Sustainability Fund • Schedule of Investments

October 31, 2011

DESCRIPTION	SHARES	VALUE
UNITED STATES (continued)
First Solar Inc.*	100	$ 4,977
Flowserve Corp.	1,700	157,573
Freeport-McMoRan Copper
& Gold Inc.	7,200	289,872
Fuel Systems Solutions Inc.*	2,000	46,680
General Electric Co.	3,200	53,472
Goldman Sachs Group Inc.	1,300	142,415
Google Inc., Cl A*	400	237,056
Horsehead Holding Corp.*	2,500	21,700
Intel Corp.	6,600	161,964
International Business
Machines Corp.	900	166,167
ITT Corp.	2,700	123,120
Johnson & Johnson	2,700	173,853
Johnson Controls Inc.	2,700	88,911
JPMorgan Chase & Co.	4,700	163,372
Kraft Foods Inc., Cl A	4,200	147,756
Lindsay Corp.	3,100	180,110
LKQ Corp.*	4,900	142,982
McDonald’s Corp.	4,200	389,970
MEMC Electronic Materials Inc.*	4,900	29,351
Molycorp Inc.*	3,400	130,118
NextEra Energy Inc.	4,100	231,240
NIKE Inc., Cl B	3,000	289,050
PepsiCo Inc.	2,700	169,965
Praxair Inc.	1,000	101,670
Procter & Gamble Co.	3,900	249,561
Quest Diagnostics Inc.	2,100	117,180
Schlumberger Ltd.	1,700	124,899
Tesla Motors Inc.*	4,600	135,102
Veeco Instruments Inc.*	600	16,014
Verizon Communications Inc.	4,800	177,504
		5,617,310

TOTAL COMMON STOCK		11,041,197

TOTAL INVESTMENTS
(Cost $10,852,634) — 98.8%		11,041,197

OTHER ASSETS & LIABILITIES, NET — 1.2%		133,323

NET ASSETS — 100.0%		$ 11,174,520

(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of securities as of October 31, 2011 was $4,586,191 and represented 41.04% of Net Assets.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Investment Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CORPORATE OBLIGATIONS† — 57.6%
CONSUMER STAPLES — 8.6%
Colgate-Palmolive Co. MTN
5.98%, 4/25/12	$156,000	$ 159,975
4.20%, 5/15/13	140,000	147,876
Wal-Mart Stores Inc.
5.00%, 4/5/12	240,000	244,519
		552,370

FINANCIALS — 30.5%
Australia & New Zealand
Banking Group Ltd.
2.40%, 1/11/13 (A)	100,000	100,722
Bank of New York Mellon
Corp. MTN
5.13%, 11/1/11	115,000	115,000
5.00%, 3/23/12	20,000	20,359
4.95%, 11/1/12	12,000	12,501
General Electric Capital
Corp. MTN
4.38%, 3/3/12	195,000	197,352
3.50%, 8/13/12	88,000	89,893
JPMorgan Chase & Co.
4.50%, 1/15/12	154,000	155,321
Northern Trust Corp.
5.20%, 11/9/12	59,000	61,807
Toyota Motor Credit
Corp. MTN
1.90%, 12/5/12	295,000	299,634
US Bancorp MTN
2.00%, 6/14/13	300,000	306,334
Wells Fargo & Co.
4.38%, 1/31/13	300,000	311,995
Westpac Banking Corp.
2.25%, 11/19/12	285,000	289,181
		1,960,099

HEALTH CARE — 11.1%
Abbott Laboratories
5.15%, 11/30/12	300,000	315,397
AstraZeneca
5.40%, 9/15/12	256,000	266,388
Pfizer Inc.
4.45%, 3/15/12	132,000	133,880
		715,665
INDUSTRIAL — 7.4%
John Deere Capital
Corp. MTN
2.88%, 6/19/12	100,000	101,688
Shell International
Finance BV
4.95%, 3/22/12	137,000	139,429
1.88%, 3/25/13	160,000	163,364
Wyeth
5.50%, 3/15/13	65,000	69,266
		473,747

TOTAL CORPORATE OBLIGATIONS		3,701,881

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bills
0.17%, 7/26/12 (B)	250,000	249,866
0.16%, 5/31/12 to 6/28/12 (B)	500,000	499,794
		749,660

U.S. Treasury Notes
1.38%, 1/15/13 to 5/15/13	600,000	609,611

TOTAL U.S. TREASURY OBLIGATIONS		1,359,271

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
FEDERAL FARM CREDIT BANK — 2.3%
4.95%, 12/22/11	25,000	25,172
4.63%, 12/8/11	85,000	85,377
4.40%, 4/25/12	10,000	10,204
4.25%, 12/29/11	15,000	15,100
3.30%, 2/13/12	15,000	15,136
		150,989

FEDERAL HOME LOAN BANK — 3.5%
4.88%, 11/15/11 to 11/18/11	100,000	100,195
4.75%, 12/9/11	50,000	50,239
3.50%, 2/13/12	10,000	10,096
1.15%, 12/28/11	25,000	25,042
1.13%, 12/9/11	10,000	10,011
0.30%, 11/23/11	25,000	25,003
		220,586

TENNESSEE VALLEY AUTHORITY — 0.5%
6.79%, 5/23/12	30,000	31,106

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS		402,681

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Investment Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE

REPURCHASE AGREEMENT — 14.8%
Counterparty: Deutsche Bank
Securities
0.11% dated 10/31/11,
due 11/1/11 repurchase
price $949,003, fully
collateralized by a $826,400
U.S. Treasury obligation,
coupon rate 1.38%,
maturity 1/15/20,
value $968,059	$949,000	$ 949,000
TOTAL REPURCHASE AGREEMENT		949,000

TOTAL INVESTMENTS
(Cost $6,405,050) — 99.8%		6,412,833

OTHER ASSETS & LIABILITIES, NET — 0.2%		13,669

NET ASSETS — 100.0%		$6,426,502

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of October 31, 2011, these securities amounted to $100,722 or 1.57% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	The rate shown is the effective yield at time of purchase.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

MTN — Medium Term Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
CORPORATE OBLIGATIONS — 63.6%
BANKS — 17.4%
Bank of America Corp. MTN
7.38%, 5/15/14	$ 354,000	$ 378,392
4.88%, 9/15/12	1,302,000	1,309,625
Bank of New York Mellon
Corp. MTN
4.95%, 11/1/12	750,000	781,334
Bank of Nova Scotia
2.25%, 1/22/13	750,000	764,069
Barclays Bank
5.45%, 9/12/12	764,000	785,513
Canadian Imperial Bank
of Commerce
2.00%, 2/4/13 (A)	1,000,000	1,013,767
1.45%, 9/13/13	200,000	201,130
Commonwealth Bank of
Australia MTN
3.75%, 10/15/14 (A)	500,000	526,161
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
2.65%, 8/17/12 (A)	1,000,000	1,015,221
Deutsche Bank MTN
4.88%, 5/20/13	408,000	422,536
JPMorgan Chase & Co.
5.38%, 10/1/12	1,400,000	1,459,786
Nordea Bank
1.75%, 10/4/13 (A)	750,000	745,894
Royal Bank of Canada MTN
1.13%, 1/15/14	1,250,000	1,252,382
U. S. Bancorp MTN
1.38%, 9/13/13	1,075,000	1,085,555
		11,741,365

CONSUMER DISCRETIONARY — 6.8%
Anheuser-Busch Worldwide Inc.
2.50%, 3/26/13	1,300,000	1,330,603
Bottling Group
4.63%, 11/15/12	750,000	781,572
Comcast Cable
Communications
7.13%, 6/15/13	900,000	981,421
Comcast Corp.
6.50%, 1/15/15	165,000	188,119
Diageo Capital
5.20%, 1/30/13	500,000	527,173
Home Depot Inc.
5.25%, 12/16/13	750,000	816,143
		4,625,031
CONSUMER STAPLES — 6.0%
Coca-Cola Co.
0.75%, 11/15/13	1,000,000	1,002,784
Colgate-Palmolive Co. MTN
4.20%, 5/15/13	963,000	1,017,174
CVS Caremark Corp.
4.88%, 9/15/14	517,000	572,431
Kraft Foods Inc.
6.25%, 6/1/12	95,000	97,999
5.63%, 11/1/11	78,000	78,000
2.63%, 5/8/13	500,000	510,338
PepsiCo Inc.
3.75%, 3/1/14	750,000	800,142
		4,078,868

ENERGY — 4.4%
Apache Corp.
6.25%, 4/15/12	780,000	798,475
Canadian Natural Resources
5.45%, 10/1/12	500,000	520,242
5.15%, 2/1/13	250,000	263,013
ConocoPhillips
4.75%, 10/15/12	1,100,000	1,141,441
Husky Energy Inc.
5.90%, 6/15/14	200,000	219,424
		2,942,595

FINANCIALS — 11.0%
Ally Financial Inc.
1.75%, 10/30/12	900,000	913,110
Caterpillar Financial Services
Corp. MTN
6.20%, 9/30/13	381,000	417,727
1.55%, 12/20/13	525,000	532,161
Credit Suisse USA Inc.
6.50%, 1/15/12	840,000	849,594
ERP Operating
6.63%, 3/15/12 ‡	725,000	739,216
General Electric Capital
Corp. MTN
1.03%, 8/11/15 (B)	1,600,000	1,534,213
0.56%, 11/1/12 (B)	350,000	350,453
John Deere Capital Corp. MTN
1.88%, 6/17/13	750,000	767,844
Metropolitan Life Global
Funding I
2.88%, 9/17/12 (A)	800,000	811,994
Wells Fargo & Co.
4.38%, 1/31/13	500,000	519,993
		7,436,305

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
GAS TRANSMISSION — 4.0%
Kinder Morgan Energy Partners
5.13%, 11/15/14	$ 250,000	$ 272,904
5.00%, 12/15/13	500,000	533,914
Nova Gas Transmission
8.50%, 12/15/12	335,000	363,368
TransCanada PipeLines
8.63%, 5/15/12	1,105,000	1,151,786
3.40%, 6/1/15	350,000	370,440
		2,692,412

HEALTH CARE — 2.4%
Abbott Laboratories
5.15%, 11/30/12	500,000	525,661
Johnson & Johnson
1.20%, 5/15/14	500,000	507,569
Pfizer Inc.
4.45%, 3/15/12	600,000	608,546
		1,641,776

INDUSTRIAL — 4.9%
Daimler Finance N.A.
6.50%, 11/15/13	1,025,000	1,123,736
General Dynamics Corp.
1.38%, 1/15/15	510,000	513,112
Union Pacific Corp.
6.13%, 1/15/12	732,000	739,526
5.45%, 1/31/13	495,000	522,729
5.13%, 2/15/14	350,000	380,496
		3,279,599

TELECOMMUNICATION SERVICES — 1.8%
AT&T Inc.
5.88%, 2/1/12	360,000	364,669
4.95%, 1/15/13	500,000	524,343
Rogers Communications Inc.
6.25%, 6/15/13	300,000	323,011
		1,212,023

UTILITIES — 4.9%
Consolidated Edison Co. of New York Inc.
4.88%, 2/1/13	750,000	786,686
3.85%, 6/15/13	511,000	533,771
Duke Energy Carolinas LLC
5.63%, 11/30/12	697,000	731,669
Pacific Gas & Electric Co.
6.25%, 12/1/13	500,000	550,438
Virginia Electric and Power Co.
5.10%, 11/30/12	692,000	723,309
		3,325,873

TOTAL CORPORATE OBLIGATIONS		42,975,847
U.S. GOVERNMENT MORTGAGE BACKED
OBLIGATIONS — 14.1%
FANNIE MAE, MBS POOLS — 7.6%
10.00%, 2/1/25 (C)	15,982	16,949
9.50%, 8/1/22 (C)	9,107	10,602
9.00%, 6/1/15 (C)	11,627	11,753
8.50%, 9/1/15 (C)	47,550	52,271
8.00%, 4/1/15 to 1/01/16 (C)	202,827	220,130
7.50%, 7/1/13 to 6/01/16 (C)	93,199	102,026
7.00%, 11/1/14 to 6/01/17 (C)	286,147	312,343
6.50%, 1/1/13 to 11/01/17 (C)	227,678	247,436
6.00%, 4/1/14 to 9/01/24 (C)	1,154,292	1,255,589
5.50%, 6/1/18 to 6/01/24 (C)	1,646,177	1,786,329
5.00%, 3/1/23 (C)	49,949	53,652
4.50%, 5/1/18 to 1/01/19 (C)	759,620	813,090
4.00%, 5/1/23 (C)	220,915	232,750
		5,114,920

FREDDIE MAC, MBS POOLS — 2.4%
12.00%, 7/1/20 (C)	8,179	9,060
9.00%, 6/1/16 (C)	6,998	7,868
8.00%, 5/1/15 to 2/01/17 (C)	57,669	63,387
7.00%, 12/1/14 to 3/01/16 (C)	64,804	67,536
6.50%, 7/1/14 to 2/01/19 (C)	82,348	89,526
6.00%, 8/1/24 (C)	85,921	93,379
5.50%, 4/1/13 to 1/01/21 (C)	872,787	944,021
5.00%, 10/1/23 (C)	161,314	173,789
4.50%, 1/1/25 (C)	102,702	109,164
		1,557,730

GINNIE MAE, MBS POOLS — 4.1%
8.00%, 10/15/25	39,373	41,741
7.50%, 9/15/13	693	696
7.00%, 12/15/23 to 12/15/38	1,057,639	1,190,935
6.50%, 10/15/13 to 7/15/29	112,090	123,225
6.00%, 2/15/14 to 2/15/32	1,338,899	1,459,544
5.50%, 6/15/14	21,721	23,642
		2,839,783
TOTAL U.S. GOVERNMENT
MORTGAGE BACKED OBLIGATIONS		9,512,433

U.S. TREASURY OBLIGATIONS — 10.8%
U.S. Treasury Inflation Indexed Bonds
2.00%, 7/15/14	240,370	261,665
U.S. Treasury Note
1.38%, 3/15/13	475,000	482,643
1.00%, 5/15/14 to 8/31/16	3,250,000	3,287,755
0.75%, 9/15/13	1,910,000	1,927,459
0.50%, 10/15/14	500,000	501,210
0.13%, 8/31/13	850,000	848,074
		7,047,141
TOTAL U.S. TREASURY OBLIGATIONS		7,308,806

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

October 31, 2011

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 7.0%
Province of Manitoba
Canada
2.63%, 7/15/15	$ 700,000	$ 734,854
Province of New Brunswick
Canada
6.75%, 8/15/13	1,000,000	1,104,900
Province of Nova Scotia
Canada
2.38%, 7/21/15	1,000,000	1,039,519
Province of Ontario Canada
3.50%, 7/15/13	500,000	523,328
1.88%, 11/19/12	750,000	760,250
Province of Quebec Canada
4.60%, 5/26/15	500,000	557,229
TOTAL REGIONAL GOVERNMENT
OBLIGATIONS		4,720,080

CERTIFICATE OF DEPOSIT — 0.3%
Bank of Nova Scotia
0.58%, 3/5/12	250,000	250,125
TOTAL CERTIFICATE OF DEPOSIT		250,125

REPURCHASE AGREEMENT — 4.0%
Counterparty: Deutsche Bank
Securities
0.11% dated 10/31/11,
due 11/1/11 repurchase
price $2,721,008, fully
collateralized by a
$2,369,300 U.S. Treasury
obligation, coupon rate
1.38%, maturity 1/15/20,
value $2,775,440	2,721,000	2,721,000
TOTAL REPURCHASE AGREEMENT		2,721,000

TOTAL INVESTMENTS
(Cost $67,011,959) — 99.8%		67,488,291

OTHER ASSETS & LIABILITIES, NET — 0.2%		115,767

NET ASSETS — 100.0%		$ 67,604,058

(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
As of October 31, 2011, these securities amounted to $4,113,037 or 6.08% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on October 31, 2011. Date shown represents the final maturity date.
(C)

The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

‡	Real Estate Investment Trust

LLC — Limited Liability Company
MBS — Mortgage Backed Security
MTN — Medium Term Note

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund (seven of the series comprising TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2011, and the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TDAM Institutional Money Market Fund, TDAM Institutional Municipal Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Institutional Treasury Obligations Money Market Fund, TDAM Global Sustainability Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund of TD Asset Management USA Funds Inc. at October 31, 2011, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 21, 2011

Directors and Officers Information
(Unaudited)

The following table contains certain information regarding the Company’s Directors and Executive Officers. Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director”. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds, Inc., Shareholder Services, P.O. Box 182300, Columbus, OH, 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 6, 2011.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††

Independent Directors
PETER B.M. EBY	Director	Since	Retired.	12	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of George
New York, NY 10019					Weston Limited
since May 2000.
Age: 73
LAWRENCE J. TOAL	Chairman	Since	Retired.	12	None.
	and Director	12/12/95
c/o TDAM USA Inc.
31 West 52nd Street
New York, NY 10019

Age: 74
JAMES E. KELLY	Director	Since	Consultant and financial services attorney since	12	None.
		12/18/08	June 2002; teacher at Empire State College from
c/o TDAM USA Inc.			March 2008 through September 2010; senior
31 West 52nd Street			advisor to New York State Banking Department
New York, NY 10019			during 2009; Consultant to the Health Care
Chaplaincy from September 2005 through June
Age: 60			2006; Trustee of Albany Law School since 1998,
Member of the Nominating Committee 2004 to
2011, Member of the Finance Committee and
Chair of Long Range Planning Committee since
2010, and Member of the Dean Research
Committee since 2011; Director from 2002 to
2009 and President from 2004 to 2008 of the
Allen Bass Fund, Inc.
DONALD J. HERREMA	Director	Since	Executive Vice Chairman of Kennedy Wilson,	12	Director of Lepercq,
		3/30/09	International (real estate), since 2009; Financial		de Neuflize and Co.
c/o TDAM USA Inc.			services executive and advisor; Founder of		since 2009.
31 West 52nd Street			BlackSterling Partners, LLC (private equity
New York, NY 10019			investment firm), 2004; Senior Advisor of Stone
Point Capital (private equity investment firm) since
Age: 59			2008; Managing Director, Head of Private Wealth
Management for Morgan Stanley, 2006 through
2008; Chairman and CEO of Loring Ward
International, LTD (investment and business
management) from 2005 through 2006; Chairman
of Whittier College & Trustees since 1995; Member
of the USC Marshall School of Business Board
since 2010.

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.
††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2011.

Directors and Officers Information
(Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Interested Director
BARBARA F. PALK†††	Director	Since:	Senior Vice President — Wholesale Banking TD	12	None
c/o TDAM USA Inc.		12/17/10	Bank Group and President of TD Asset Management
31 West 52nd Street			Inc., TDAM USA Inc. and TD Investments from June
New York, NY 10019			2003 through December 2010.

Age: 60

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past 5 Years
Officers Who Are Not Directors
KEVIN LE BLANC*	President and Chief	Since: 12/6/11	Chief Operating Officer of TD Asset Management Inc.
c/o TDAM USA Inc.	Executive Officer		since September 2010; Vice Chair of TD Asset
31 West 52nd Street			Management Inc. since 2007; Officer of the
New York, NY 10019			Investment Manager since April 2010 and Chief
Operating Officer of the Investment Manager since
Age: 48			December 2010.
MAYA GITTENS	Chief Legal Officer and	Since: 9/22/08	Since June 2008, Vice President, Director and
c/o TDAM USA Inc.	Anti-Money Laundering		Secretary of the Investment Manager; from June 2005
31 West 52nd Street	Officer		through March 2008, attorney, Schulte Roth and
New York, NY 10019			Zabel LLP; from May 2001 through May 2005,
Securities Compliance Examiner, United States
Age: 47			Securities and Exchange Commission.
ERIC KLEINSCHMIDT	Treasurer and Chief	Since: 9/22/08	Since November 2004, Fund Accounting Director of
c/o SEI Investments	Financial Officer		SEI Investments.
One Freedom Valley Drive
Oaks, PA 19456

Age: 43
MARC ALMES	Assistant Treasurer	Since: 9/22/08	Since january 1999, Fund Accounting Manager of
c/o SEI Investments			SEI Investments.
One Freedom Valley Drive
Oaks, PA 19456

Age: 40
JACK P. HUNTINGTON	Secretary	Since: 2/27/09	Since September 2008, Senior Vice President of
c/o Citi Fund Services Ohio, Inc.			Regulatory Administration, Citi Fund Services Ohio,
100 Summer Street, Suite 1500			Inc.; from October 2004 through September 2008,
Boston, MA 02110			Senior Counsel, MetLife, Inc.

Age: 41
MICHELE R. TEICHNER	Chief Compliance Officer,	Since: 6/11/04 (Chief	Since January 2006, Managing Director; Senior Vice
c/o TDAM USA Inc.	Vice President and	Compliance Officer)	President of Investment Manager from August 1996 to
31 West 52nd Street	Assistant Secretary	and 11/2/99	December 2005 and TD Waterhouse Investor Services,
New York, NY 10019			Inc. from June 1997 to December 2005.

Age: 52

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.
††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2011.

†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.
††††	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.
*

Effective December 6, 2011, Mark Bell has resigned as President and Chief Executive Officer of the Company and Kevin LeBlanc has been appointed to the position of President and Chief Executive Officer of the Company

TD ASSET MANAGEMENT USA FUNDS INC.

Shareholder Voting Results — October 31, 2011

Results of Annual Meeting of Shareholders

The Annual Meeting of Stockholders of TD Asset Management USA Funds Inc. (the “Company”), consisting of the TDAM Money Market Portfolio, the TDAM U.S. Government Portfolio, the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio, the TDAM New York Municipal Money Market Portfolio, the TDAM Institutional Money Market Fund, the TDAM Institutional Municipal Money Market Fund, the TDAM Institutional U.S. Government Fund, the TDAM Institutional Treasury Obligations Money Market Fund, the TDAM Short-Term Investment Fund, the TDAM Short-Term Bond Fund and the TDAM Global Sustainability Fund (each, a “Fund” and collectively, the “Funds”), was held at the offices of the Company, 31 West 52nd Street, New York, New York 10019, on December 17, 2010.

The purpose of the meeting was for shareholders to vote on the election of five nominees to the Board of Directors of the Company to serve until their successors are elected and qualify, and act on any other business properly brought before the meeting.

The number of shares voted at the meeting were as follows:

	Number of Votes
Stockholder Proposal	For	Withheld
To elect five Directors:
Peter B.M. Eby	8,699,275,199	685,064,282
Donald J. Herrema	8,718,660,700	665,678,700
James E. Kelly	8,747,404,534	636,934,947
Barbara F. Palk	8,761,350,223	622,989,257
Lawrence J. Toal	8,718,994,090	665,345,390

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TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.
3(a)	(2) The audit committee financial expert is Lawrence J. Toal who is an “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2010 - $ 271,400

2011 - $ 271,400

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2010 - $0

2011 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2010 - $ 115,500

2011 - $ 112,600

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2010 - $0

2011 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2010 - 0%

2011 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2010- $ 115,500

2011- $ 112,600

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit serviced that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*            /s/    Kevin LeBlanc, President

                                           Kevin LeBlanc, President

Date         January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/    Kevin LeBlanc, President

                                             Kevin LeBlanc, President

Date        January 6, 2012

By (Signature and Title)*            /s/     Eric Kleinschmidt, Treasurer

                                         Eric Kleinschmidt, Treasurer

Date        January 6, 2012

* Print the name and title of each signing officer under his or her signature.